                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07339

                        Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
			Pioneer Strategic Income Fund
			Schedule of Investments 12/31/16 (unaudited)

	Principal Amount ($)	Floating Rate (b)					Value
			CONVERTIBLE CORPORATE BONDS - 1.0%
			Energy - 0.0%+
			Oil & Gas Storage & Transportation - 0.0%+
	1,700,000		Golar LNG, Ltd., 3.75%, 3/7/17				$1,691,500
			Total Energy				$1,691,500
			Capital Goods - 0.3%
			Construction & Engineering - 0.1%
	5,148,000		Dycom Industries, Inc., 0.75%, 9/15/21				$5,617,755
			Electrical Components & Equipment - 0.2%
	13,776,000		General Cable Corp., 4.5%, 11/15/29 (Step)				$10,771,110
			Total Capital Goods				$16,388,865
			Consumer Durables & Apparel - 0.1%
			Homebuilding - 0.1%
	6,735,000		CalAtlantic Group, Inc., 1.25%, 8/1/32				$6,932,841
			Total Consumer Durables & Apparel				$6,932,841
			Health Care Equipment & Services - 0.1%
			Health Care Equipment - 0.1%
	3,855,000		Wright Medical Group, Inc., 2.0%, 2/15/20				$4,016,428
			Total Health Care Equipment & Services				$4,016,428
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Pharmaceuticals - 0.1%
	6,000,000		Jazz Investments I, Ltd., 1.875%, 8/15/21				$5,748,750
			Total Pharmaceuticals, Biotechnology & Life Sciences				$5,748,750
			Software & Services - 0.3%
			Internet Software & Services - 0.2%
	5,070,000		WebMD Health Corp., 2.5%, 1/31/18				$5,177,738
	10,885,000		WebMD Health Corp., 2.625%, 6/15/23 (144A)				10,204,688
							$15,382,426
			Application Software - 0.1%
	3,780,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19				$3,969,000
			Total Software & Services				$19,351,426
			Technology Hardware & Equipment - 0.1%
			Electronic Components - 0.1%
	3,679,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41				$3,547,936
			Total Technology Hardware & Equipment				$3,547,936
			Semiconductors & Semiconductor Equipment - 0.0%+
			Semiconductors - 0.0%+
	2,051,820		LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK) (e)				$82,073
			Total Semiconductors & Semiconductor Equipment				$82,073
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $59,668,608)				$57,759,819

			PREFERRED STOCKS - 0.1%
			Transportation - 0.0%+
			Air Freight & Logistics - 0.0%+
	2,313		CEVA Group Plc, 12/31/14 * (d)				$520,526
			Total Transportation				$520,526
			Diversified Financials - 0.0%+
			Consumer Finance - 0.0%+
	126,788	6.41	GMAC Capital Trust I, Floating Rate Note, 2/15/40				$3,220,415
			Total Diversified Financials				$3,220,415
			Real Estate - 0.1%
			Diversified REIT - 0.1%
	3,250		Firstar Realty LLC, 8.875%, 12/31/49 (Perpetual) (144A)				$3,989,375
			Total Real Estate				$3,989,375
			TOTAL PREFERRED STOCKS
			(Cost $9,087,241)				$7,730,316

			CONVERTIBLE PREFERRED STOCKS - 0.8%
			Banks - 0.8%
			Diversified Banks - 0.8%
	9,929		Bank of America Corp., 7.25%, 12/31/49 (Perpetual)				$11,585,157
	32,195		Wells Fargo & Co., 7.5% (Perpetual)				38,312,050
							$49,897,207
			Total Banks				$49,897,207
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $47,348,973)				$49,897,207
	Shares
			COMMON STOCKS - 0.1%
			Energy - 0.1%
			Oil & Gas Exploration & Production - 0.1%
	9,565,478		Ascent CNR Corp. Class A				$1,243,512
	19,684		Pacific Exploration and Production Corp.				801,040
							$2,044,552
			Total Energy				$2,044,552
			Capital Goods - 0.0%+
			Construction & Engineering - 0.0%+
	269,588		Newhall Land Development LLC *				$775,066
			Industrial Machinery - 0.0%+
	185,819		Liberty Tire Recycling LLC (c)				$1,858
			Total Capital Goods				$776,924
			Transportation - 0.0%+
			Air Freight & Logistics - 0.0%+
	1,069		CEVA Group Plc *				$122,900
			Total Transportation				$122,900
			Consumer Durables & Apparel - 0.0%+
			Homebuilding - 0.0%+
	1,018,282		Desarrolladora Homex SAB de CV *				$55,805
			Total Consumer Durables & Apparel				$55,805
			Consumer Services - 0.0%+
			Education Services - 0.0%+
	90,687		Cengage Learning Holdings II, Inc.				$1,450,992
			Total Consumer Services				$1,450,992
			Retailing - 0.0%+
			Computer & Electronics Retail - 0.0%+
	111,548		Targus Cayman SubCo., Ltd. (c)				$108,202
			Total Retailing				$108,202
			TOTAL COMMON STOCKS
			(Cost $9,365,439)				$4,559,375
	Principal Amount ($)
			ASSET BACKED SECURITIES - 3.9%
	3,960,150	1.08	Adjustable Rate Mortgage Trust 2005-9, Floating Rate Note, 11/25/35				$3,487,621
	2,388,722		Ajax Mortgage Loan Trust 2016-B, 4.0%, 9/25/65 (Step) (144A)				2,383,910
	1,800,000		American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)				1,822,012
	2,500,000		American Homes 4 Rent 2014-SFR2 Trust, 5.149%, 10/17/36 (144A)				2,619,434
	5,000,000		American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)				5,138,970
	4,100,000		American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)				4,266,579
	2,950,000		American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)				2,927,161
	9,613,000		Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)				9,510,522
	575,000		Ascentium Equipment Receivables 2016-2 Trust, 6.79%, 10/10/24 (144A)				565,672
	1,399,981		Axis Equipment Finance Receivables III LLC, 4.05%, 5/20/20 (144A)				1,318,676
	750,000		AXIS Equipment Finance Receivables IV LLC, 4.67%, 3/20/22 (144A)				739,513
	1,054,000	4.83	B2R Mortgage Trust 2015-1, Floating Rate Note, 5/15/48 (144A)				936,737
	6,600,000		Bayview Opportunity Master Fund IVa Trust 2016-SPL1, 4.25%, 4/28/55 (144A)				6,728,030
	5,505,000	4.25	Bayview Opportunity Master Fund IVb Trust 2016-SPL2, Floating Rate Note, 6/28/53 (144A)				5,532,149
	12,808,000	1.51	Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35				11,494,373
	9,200,000		Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)				8,938,951
	6,943,169		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)				6,856,821
	6,012,350		Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)				5,993,622
	437,628		Conn's Receivables Funding 2015-A LLC, 4.565%, 9/15/20 (144A)				437,817
	2,257,058		Conn's Receivables Funding 2016-B LLC, 3.73%, 10/15/18 (144A)				2,262,632
	239,873		Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)				240,023
	3,880,875		DB Master Finance LLC 2015-1, 3.98%, 2/20/45 (144A)				3,886,332
	6,608,250		Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)				6,539,524
	1,494,576		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)				1,524,412
	1,930,837	3.73	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)				1,944,179
	1,800,000		DT Auto Owner Trust 2015-1, 4.26%, 2/15/22 (144A)				1,825,296
	974,949	1.66	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)				971,883
	1,750,000		Elm 2016-1 Trust, 4.163%, 6/20/25 (144A)				1,750,000
	1,200,000		Engs Commercial Finance Trust 2015-1, 4.5%, 12/22/22 (144A)				1,192,806
	2,000,000		Engs Commercial Finance Trust 2016-1, 5.22%, 1/22/24 (144A)				1,999,285
	929,271		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)				930,508
	836,766		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)				825,051
	2,654,266		GMAT 2013-1 Trust, 6.9669%, 8/25/53 (Step)				2,659,363
	1,278,506		Gold Key Resorts 2014-A LLC, 5.87%, 5/17/31 (144A)				1,254,414
	206,149	1.28	GreenPoint Home Equity Loan Trust 2004-2, Floating Rate Note, 1/15/30				200,800
	51,704	1.06	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)				51,623
	13,179,000		HOA Funding LLC, 4.846%, 8/22/44 (144A)				11,666,934
	457,741	0.93	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36				455,039
	5,446,925		Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)				4,956,502
	1,567,070		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)				1,582,866
	3,900,000	3.41	Kabbage Funding 2014-1 Resecuritization Trust, Floating Rate Note, 3/8/18 (144A)				3,889,945
	1,200,000		LEAF Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)				1,198,989
	1,600,000		LEAF Receivables Funding 10 LLC, 3.74%, 5/17/21 (144A)				1,574,761
	1,160,000		LEAF Receivables Funding 11 LLC, 5.5%, 4/15/23 (144A)				1,134,506
	500,000		LEAF Receivables Funding 11 LLC, 6.0%, 6/15/24 (144A)				459,996
	3,010,000		LEAF Receivables Funding 9 LLC, 5.11%, 9/15/21 (144A)				3,057,031
	3,606,257		Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)				3,612,424
	311,537	0.91	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37				310,958
	1,150,000		NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)				1,148,722
	3,250,000		Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)				3,236,575
	2,000,000		Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)				2,011,243
	1,500,000		Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)				1,492,970
	4,000,000		Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)				3,997,656
	2,500,000		Progress Residential 2015-SFR2 Trust, 3.684%, 6/14/32 (144A)				2,472,375
	1,098,516		RAMP Series 2004-RS1 Trust, 5.60854%, 1/25/34 (Step)				993,145
	5,513,744	1.40	RASC Series 2005-KS8 Trust, Floating Rate Note, 8/25/35				4,799,749
	3,086,745		RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)				3,092,352
	652,205	6.55	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)				650,559
	450,341		Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)				447,498
	3,300,000	2.59	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)				3,295,692
	715,940		Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)				713,331
	9,950,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)				10,023,125
	11,000,000		Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)				10,337,374
	789,555		Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)				789,845
	6,445,833		Store Master Funding I LLC, 3.75%, 4/20/45 (144A)				6,288,890
	351,615	0.96	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36				348,479
	11,350,000	3.25	Towd Point Mortgage Trust 2015-1, Floating Rate Note, 11/25/60 (144A)				11,261,663
	2,610,000	5.66	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)				2,610,522
	2,009,980	2.46	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34				1,983,149
	794,850	1.02	Truman Capital Mortgage Loan Trust, Floating Rate Note, 3/25/36 (144A)				723,733
	597,376		VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)				599,830
	4,761,405		VOLT XLVIII LLC, 3.5%, 7/25/46 (Step) (144A)				4,745,144
	2,533,561		VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)				2,538,356
	1,897,803		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)				1,903,261
	168,128		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)				167,833
	4,644,827		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)				4,615,797
	2,942,984		Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)				2,917,547
	5,167,027		Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)				5,174,691
							$241,037,758
			TOTAL ASSET BACKED SECURITIES
			(Cost $244,026,962)				$241,037,758

			COLLATERALIZED MORTGAGE OBLIGATIONS - 12.5%
	3,673,670	3.61	Agate Bay Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)				3,549,876
	8,092,943	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)				8,158,067
	6,296,088	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)				6,346,753
	1,638,148		Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33				1,687,107
	77,547		Banc of America Alternative Loan Trust 2004-3, 5.0%, 4/25/19				73,835
	1,668,602		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35				1,692,406
	16,322,227		Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (d)(g)				16
	8,336,099	1.69	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35				7,046,716
	1,500,000	5.49	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/10/29 (144A)				1,471,328
	2,500,000	5.49	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/12/29 (144A)				2,370,267
	2,600,000	3.80	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)				2,596,751
	5,705,130	3.75	Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)				5,513,838
	1,364,621	2.62	CIM Trust 2015-4AG, Floating Rate Note, 11/25/57 (144A)				1,352,953
	1,450,000		Citigroup Commercial Mortgage Trust 2016-SMPL, 4.509%, 9/10/31				1,408,688
	2,879,813	3.84	Citigroup Mortgage Loan Trust 2013-A, Floating Rate Note, 5/25/42 (144A)				2,771,291
	2,540,578	5.46	Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/25/35 (144A)				2,528,988
	4,000,000		Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)				4,027,259
	1,000,000	3.90	Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)				1,004,730
	3,500,000		COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46				3,487,468
	1,900,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45				1,983,949
	4,047,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45				4,074,203
	3,421,622		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45				3,467,978
	2,531,000	5.17	COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)				2,668,831
	8,000,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46				8,095,109
	2,500,000	3.92	COMM 2014-CCRE21 Mortgage Trust REMICS, Floating Rate Note, 12/10/47 (144A)				1,947,528
	3,161,098	2.65	COMM 2014-FL4 Mortgage Trust, Floating Rate Note, 7/15/31 (144A)				3,168,148
	5,100,000	3.96	COMM 2014-UBS6 Mortgage Trust REMICS, Floating Rate Note, 12/10/47 (144A)				3,923,057
	7,500,000	3.68	COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)				7,001,259
	1,000,000	4.55	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48				1,044,527
	7,000,000		COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48				7,205,009
	5,600,000		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45				5,669,093
	2,155,267	5.45	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33				1,970,659
	5,150,000	3.58	CSAIL 2015-C4 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48				4,100,229
	3,000,000		CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49				2,964,270
	2,600,000		CSAIL 2016-C7 Commercial Mortgage Trust, 3.502%, 11/15/49				2,607,100
	5,387,387	3.30	CSMC Trust 2013-6, Floating Rate Note, 8/25/43 (144A)				5,184,356
	3,134,335	3.58	CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)				2,954,189
	4,886,307	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)				4,916,465
	9,724,799	4.00	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)				9,859,273
	4,507,433	3.75	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)				4,247,992
	3,091,579		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)				3,077,329
	4,349,749	3.94	CSMC Trust 2015-3, Floating Rate Note, 3/25/45 (144A)				4,172,466
	2,420,668	3.50	CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)				2,440,147
	3,709,066	3.90	CSMLT 2015-1 Trust, Floating Rate Note, 5/25/45 (144A)				3,531,871
	5,075,534	3.92	CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)				5,000,789
	10,422,131	3.50	CSMLT 2015-2 Trust, Floating Rate Note, 8/28/45 (144A)				10,512,512
	5,200,000	4.10	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)				5,085,096
	3,106,069	3.49	EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 3/25/43 (144A)				2,672,435
	5,941,510	3.49	EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)				5,956,783
	6,081,098	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)				5,637,129
	1,874,250		Federal National Mortgage Association REMICS, 4.5%, 6/25/29				1,992,327
	4,635,326	3.93	FirstKey Mortgage Trust 2015-1, Floating Rate Note, 3/25/45 (144A)				4,264,500
	4,280,850		Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45				4,293,457
	3,150,000	3.63	FREMF Mortgage Trust 20-, Floating Rate Note, 11/25/47 (144A)				3,019,501
	1,980,000	5.25	FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)				2,127,758
	4,160,000	5.20	FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)				4,485,891
	9,582,000	4.77	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)				9,864,992
	5,450,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)				5,640,496
	5,000,000	3.74	FREMF Mortgage Trust 2012-K709, Floating Rate Note, 4/25/45 (144A)				5,098,519
	3,661,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)				3,755,222
	280,564		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				171,000
	2,744,702		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				2,686,053
	1,194,057		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				1,153,634
	3,755,552	1.03	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)				3,536,794
	4,687,321		Government National Mortgage Association, 3.0%, 4/20/41				4,799,120
	5,774,411		Government National Mortgage Association, 4.5%, 9/20/39				6,178,198
	4,500,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)				4,586,731
	7,305,000	2.29	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)				7,240,795
	1,900,000	4.48	Home Partners of America 2016-2 Trust, Floating Rate Note, 10/17/33 (144A)				1,903,669
	5,645,000	1.23	HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35				4,027,168
	1,497,198	2.16	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36				1,347,481
	6,944,736	3.17	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)				7,035,298
	683,307	5.13	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42				681,872
	3,669,619		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45				3,137,524
	4,399,485		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46				4,718,571
	4,000,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)				4,121,824
	7,614,812		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46				7,769,812
	4,800,000	2.05	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)				4,818,375
	6,215,668	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)				6,019,849
	5,748,483	2.50	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)				5,671,241
	4,156,737	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)				4,190,186
	2,932,192	3.66	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/26/43 (144A)				2,837,925
	1,378,527	3.42	JP Morgan Mortgage Trust 2013-3 REMICS, Floating Rate Note, 7/25/43 (144A)				1,338,267
	3,676,073	3.76	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)				3,509,808
	3,195,756	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)				3,215,480
	1,357,704	4.00	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)				1,400,239
	3,824,564	3.10	JP Morgan Mortgage Trust 2014-IVR3 REMICS, Floating Rate Note, 9/25/44 (144A)				3,492,854
	3,583,440	3.08	JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 9/26/44 (144A)				3,569,136
	4,213,173	4.06	JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)				4,275,402
	2,193,556	3.50	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)				2,211,207
	15,328,390	3.00	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)				15,167,493
	8,720,280		JP Morgan Mortgage Trust 2016-1, 3.5%, 5/25/46 (144A)				8,735,950
	2,422,544	2.69	JP Morgan Mortgage Trust 2016-2 REMICS, Floating Rate Note, 6/25/46 (144A)				2,149,423
	1,879,917	2.69	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)				1,859,608
	2,977,927	2.69	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)				2,786,114
	2,050,204	2.69	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)				1,891,265
	12,634,228	3.50	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)				12,735,896
	5,538,381	3.39	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)				5,528,754
	13,377,492	3.50	JP Morgan Mortgage Trust 2016-4, Floating Rate Note, 10/25/46 (144A)				13,258,480
	6,850,000	2.60	JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)				6,818,961
	8,528,000	2.60	JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)				8,419,734
	7,328,825	2.64	JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/27/44 (144A)				6,851,199
	2,085,668	2.90	JP Morgan Trust 2015-5, Floating Rate Note, 5/25/45 (144A)				1,960,770
	8,639,257	3.50	JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)				8,635,884
	2,800,000		JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47				2,921,594
	2,770,000	3.25	JPMCC Re-REMIC Trust 2014-FRR1, Floating Rate Note, 4/27/44 (144A)				2,676,042
	2,700,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, 3.1413%, 12/15/49				2,683,870
	1,965,589		La Hipotecaria El Salvadorian Mortgage Trust 2016-1, 3.3575%, 1/15/46 (144A)				1,980,025
	1,076,796	2.25	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)				1,113,138
	3,064,000	5.53	LB-UBS Commercial Mortgage Trust 2007-C1, Floating Rate Note, 2/15/40				3,058,685
	422,363	0.80	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-1, Floating Rate Note, 4/25/31 (144A)				402,994
	8,410,000	3.24	LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/20/48 (144A)				8,208,485
	1,000,390	1.66	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28				871,613
	987,056	1.54	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29				861,163
	2,075,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 REMICS, 2.979%, 4/17/47				2,115,688
	2,300,000		Morgan Stanley Capital I Trust 2014-150E REMICS, 4.012%, 9/10/32 (144A)				2,396,464
	3,000,000	2.90	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)				2,992,268
	1,000,000	3.00	Morgan Stanley Capital I Trust 2016-BNK2, Floating Rate Note, 11/15/49 (144A)				760,214
	4,100,000		Morgan Stanley Capital I Trust 2016-UBS9, 3.0%, 3/15/49 (144A)				3,069,870
	3,997,000	1.51	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35				3,699,425
	3,344,000	1.58	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35				2,945,418
	5,353,636	2.97	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)				5,248,341
	1,754,332	2.97	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)				1,703,825
	2,923,886	2.97	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)				2,811,716
	1,784,564	1.64	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35				1,679,988
	8,718,918	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)				8,493,944
	4,575,460	3.32	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)				3,877,648
	2,843,305	3.50	Oaks Mortgage Trust Series 2015-2, Floating Rate Note, 10/25/45 (144A)				2,830,715
	1,609,276	3.90	Oaks Mortgage Trust Series 2015-2, Floating Rate Note, 10/25/45 (144A)				1,492,069
	6,674,000	1.24	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 20, Floating Rate Note, 7/25/35				6,028,185
	153,475		RALI Series 2003-QS14 Trust, 5.0%, 7/25/18				153,875
	4,717,683	2.06	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)				4,396,261
	9,605,000		Seasoned Credit Risk Transfer Trust Series 2016-1, 3.0%, 9/25/55				9,273,330
	2,669,675	3.91	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42				2,656,526
	6,948,482	2.50	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42				6,586,237
	4,894,590	3.65	Sequoia Mortgage Trust 2013-1, Floating Rate Note, 2/25/43				4,860,805
	3,103,466	3.67	Sequoia Mortgage Trust 2013-11 REMICS, Floating Rate Note, 9/25/43 (144A)				3,050,558
	4,912,297	1.87	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43				4,693,165
	5,556,934	3.53	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43				5,480,000
	2,027,624	2.33	Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43				1,942,257
	6,795,812	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43				6,557,265
	5,316,066	2.50	Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)				5,241,099
	4,904,911	3.52	Sequoia Mortgage Trust 2013-5, Floating Rate Note, 5/25/43 (144A)				4,857,183
	13,153,053	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43				12,598,954
	4,733,583	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43				4,654,996
	1,877,249	2.25	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43				1,799,666
	5,769,668	3.00	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43				5,680,942
	2,230,789		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)				2,222,249
	3,923,079		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)				3,881,051
	4,971,440		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)				4,855,471
	3,914,058	3.50	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)				3,948,001
	3,184,324	3.75	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)				2,975,559
	8,977,205	3.50	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)				9,055,055
	482,497	3.73	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)				450,149
	1,301,499	3.00	Sequoia Mortgage Trust, Floating Rate Note, 9/25/42				1,283,145
	5,618,051		SGR Residential Mortgage Trust 2016-1, 3.75%, 11/25/46 (144A)				5,621,804
	3,155,409	3.84	Shellpoint Co-Originator Trust 2015-1, Floating Rate Note, 8/25/45 (144A)				3,031,823
	8,433,873	3.50	Shellpoint Co-Originator Trust 2016-1, Floating Rate Note, 11/25/46 (144A)				8,493,998
	1,017,626	2.91	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33				996,415
	5,750,000	3.25	Towd Point Mortgage Trust 2015-1 REMICS, Floating Rate Note, 10/25/53 (144A)				5,485,916
	2,213,000	3.75	Towd Point Mortgage Trust 2015-1, Floating Rate Note, 11/25/57 (144A)				2,182,155
	2,175,000	3.50	Towd Point Mortgage Trust 2016-1 REMICS, Floating Rate Note, 2/25/55 (144A)				2,076,309
	5,350,000	3.00	Towd Point Mortgage Trust 2016-3, Floating Rate Note, 8/25/55 (144A)				5,110,982
	3,100,000	4.00	Towd Point Mortgage Trust 2016-3, Floating Rate Note, 8/25/55 (144A)				3,039,200
	5,565,000	5.28	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)				5,537,358
	2,274,000	5.88	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)				2,364,960
	2,100,000	5.79	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43				2,094,652
	4,225,000		Wells Fargo Commercial Mortgage Trust 2010-C1, 4.0%, 11/18/43 (144A)				3,826,476
	4,800,000	5.60	Wells Fargo Commercial Mortgage Trust 2010-C1, Floating Rate Note, 11/18/43 (144A)				5,132,170
	3,525,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/15/50				3,593,034
	7,000,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50				7,262,769
	4,642,466	3.09	Wells Fargo Mortgage Backed Securities 2005-AR7 Trust, Floating Rate Note, 5/25/35				4,207,436
	2,634,772		WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)				2,713,999
	6,320,521	3.93	WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)				6,360,327
	2,746,619	3.93	WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)				2,726,791
	3,705,562	4.12	WinWater Mortgage Loan Trust 2014-2, Floating Rate Note, 9/20/44 (144A)				3,692,725
	4,827,938	4.12	WinWater Mortgage Loan Trust 2014-2, Floating Rate Note, 9/20/44 (144A)				4,626,577
	3,819,030	3.99	WinWater Mortgage Loan Trust 2014-3, Floating Rate Note, 11/20/44 (144A)				3,684,168
	4,550,385	3.50	WinWater Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 1/20/45 (144A)				4,538,209
	12,790,028	3.50	WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)				12,910,536
	3,179,723	3.77	WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)				3,088,146
	5,451,547	3.80	WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)				5,153,194
	1,928,081	3.82	WinWater Mortgage Loan Trust 2015-A REMICS, Floating Rate Note, 6/20/45 (144A)				1,839,140
	4,493,837	3.87	WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/20/46 (144A)				4,461,708
	4,475,271	3.50	WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)				4,435,280
							$767,581,268
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $776,245,492)				$767,581,268

			CORPORATE BONDS - 43.2%
			Energy - 7.1%
			Oil & Gas Drilling - 0.5%
	16,551,000		Ensco Plc, 4.5%, 10/1/24				$14,192,482
	23,107,000		Rowan Companies, Inc., 5.85%, 1/15/44				17,907,925
							$32,100,407
			Integrated Oil & Gas - 0.4%
	17,555,000		Petroleos Mexicanos, 3.5%, 1/30/23				$16,115,490
MXN	14,965,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)				616,953
	1,395,000		Rosneft Finance SA, 6.625%, 3/20/17 (144A)				1,406,489
	3,055,000		YPF SA, 8.5%, 3/23/21 (144A)				3,276,793
							$21,415,725
			Oil & Gas Exploration & Production - 1.8%
	3,330,000		Antero Resources Corp., 5.0%, 3/1/25 (144A)				$3,256,773
	5,785,000		Antero Resources Corp., 5.125%, 12/1/22				5,842,850
	3,350,000		Antero Resources Corp., 5.625%, 6/1/23				3,429,562
	10,579,000		Canadian Natural Resources, Ltd., 6.25%, 3/15/38				12,035,347
	4,536,000		Canadian Natural Resources, Ltd., 6.75%, 2/1/39				5,292,954
	4,630,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20				4,792,050
	3,013,000		Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)				2,906,038
	5,000,000		Concho Resources, Inc., 4.375%, 1/15/25				4,990,050
	5,125,000		Concho Resources, Inc., 6.5%, 1/15/22				5,302,838
	8,886,000		Denbury Resources, Inc., 4.625%, 7/15/23				7,131,015
	2,300,000		Denbury Resources, Inc., 5.5%, 5/1/22				2,006,750
	8,470,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)				8,575,875
	3,500,000		KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)				3,436,587
	6,125,000		Newfield Exploration Co., 5.625%, 7/1/24				6,385,312
	2,860,000		Noble Energy, Inc., 5.625%, 5/1/21				2,983,775
	6,690,000		PDC Energy, Inc., 7.75%, 10/15/22				7,124,850
	9,865,000		Sanchez Energy Corp., 6.125%, 1/15/23				9,371,750
	1,025,000		Sanchez Energy Corp., 7.75%, 6/15/21				1,042,938
	1,325,000		SM Energy Co., 6.5%, 1/1/23				1,346,531
	2,135,000		SM Energy Company, 6.125%, 11/15/22				2,161,688
	9,550,000		WPX Energy, Inc., 7.5%, 8/1/20				10,266,250
							$109,681,783
			Oil & Gas Refining & Marketing - 0.5%
	6,870,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21				$5,822,325
	10,465,000		EnLink Midstream Partners LP, 4.4%, 4/1/24				10,397,888
	9,480,000		Tesoro Corp., 5.375%, 10/1/22				9,835,500
	4,414,000		Valero Energy Corp., 9.375%, 3/15/19				5,083,162
							$31,138,875
			Oil & Gas Storage & Transportation - 3.9%
	19,158,000		Boardwalk Pipelines LP, 4.95%, 12/15/24				$19,670,840
	2,000,000		Boardwalk Pipelines LP, 5.95%, 6/1/26				2,172,472
	11,925,000		Crestwood Midstream Partners LP, 6.25%, 4/1/23				12,163,500
	4,290,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)				4,804,800
	11,805,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)				10,034,250
	13,820,000		Enbridge Energy Partners LP, 7.375%, 10/15/45				17,141,582
	1,075,000		Energy Transfer Equity LP, 5.5%, 6/1/27				1,048,125
	6,145,000		Energy Transfer Equity LP, 5.875%, 1/15/24				6,344,712
	3,683,000	4.59	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66				3,463,972
NOK	34,000,000	6.32	Golar LNG Partners LP, Floating Rate Note, 10/12/17				3,976,309
	19,498,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46				19,301,168
	23,385,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45				24,595,712
	17,410,000		MPLX LP, 4.875%, 12/1/24				17,926,973
	9,425,000		ONEOK, Inc., 6.875%, 9/30/28				10,273,250
	4,010,000		ONEOK, Inc., 7.5%, 9/1/23				4,611,500
	22,225,000		Plains All American Pipeline LP, 4.65%, 10/15/25				22,961,381
	12,650,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21				13,535,500
	3,400,000		Sabine Pass Liquefaction LLC, 5.625%, 3/1/25				3,638,000
	2,140,000		Spectra Energy Capital LLC, 6.75%, 7/15/18				2,257,880
	3,715,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42				3,839,973
	10,470,000		Targa Resources Partners LP, 4.125%, 11/15/19				10,600,875
	8,175,000		The Williams Companies, Inc., 7.5%, 1/15/31				9,217,312
	8,880,000		The Williams Companies, Inc., 7.75%, 6/15/31				10,123,200
	5,660,000		Williams Partners LP, 5.1%, 9/15/45				5,379,541
							$239,082,827
			Coal & Consumable Fuels - 0.0%+
	1,860,000		Alpha Natural Resources, Inc., 6.25%, 6/1/21 (e)				$120,900
			Total Energy				$433,540,517
			Materials - 2.3%
			Commodity Chemicals - 0.1%
	1,575,000		Hexion, Inc., 8.875%, 2/1/18				$1,567,125
	3,605,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)				3,531,782
	2,170,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)				2,159,150
							$7,258,057
			Diversified Chemicals - 0.1%
EURO	5,300,000		Ineos Finance Plc, 4.0%, 5/1/23 (144A)				$5,771,300
EURO	1,045,000		PSPC Escrow Corp., 6.0%, 2/1/23 (144A)				1,102,971
							$6,874,271
			Fertilizers & Agricultural Chemicals - 0.4%
	25,250,000		Agrium, Inc., 5.25%, 1/15/45				$26,294,769
			Construction Materials - 0.1%
	3,400,000		Cemex SAB de CV, 7.25%, 1/15/21 (144A)				$3,621,000
	2,790,000		Cemex SAB de CV, 7.75%, 4/16/26 (144A)				3,089,925
							$6,710,925
			Metal & Glass Containers - 0.1%
EURO	2,155,000		Ardagh Packaging Finance Plc, 6.75%, 5/15/24 (144A)				$2,422,847
			Paper Packaging - 0.2%
	1,138,000		AEP Industries, Inc., 8.25%, 4/15/19				$1,160,760
	10,035,000		International Paper Co., 6.0%, 11/15/41				11,269,425
							$12,430,185
			Diversified Metals & Mining - 0.8%
	6,230,000		Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)				$6,198,850
	7,420,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23				6,807,850
	18,840,000		Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)				18,519,720
	8,500,000		MMC Norilsk Nickel OJSC via MMC Finance DAC, 5.55%, 10/28/20 (144A)				9,041,059
	5,850,000		Vedanta Resources Plc, 6.0%, 1/31/19 (144A)				5,864,625
	705,000		Vedanta Resources Plc, 7.125%, 5/31/23				688,256
	4,040,000		Vedanta Resources Plc, 9.5%, 7/18/18 (144A)				4,279,317
							$51,399,677
			Precious Metals & Minerals - 0.2%
	7,550,000		Fresnillo Plc, 5.5%, 11/13/23 (144A)				$7,889,750
			Steel - 0.1%
	7,000,000		Samarco Mineracao SA, 4.125%, 11/1/22 (144A) (e)				$3,780,000
	3,000,000		Samarco Mineracao SA, 5.75%, 10/24/23 (144A) (e)				1,620,000
							$5,400,000
			Forest Products - 0.1%
	8,120,000		Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)				$6,942,600
			Paper Products - 0.1%
	2,680,000		Resolute Forest Products, Inc., 5.875%, 5/15/23				$2,412,000
EURO	4,150,000		Sappi Papier Holding GmbH, 4.0%, 4/1/23 (144A)				4,611,173
							$7,023,173
			Total Materials				$140,646,254
			Capital Goods - 0.9%
			Aerospace & Defense - 0.0%+
	927,798		DynCorp International, Inc., 11.875%, 11/30/20 (PIK)				$862,852
EURO	1,850,000		TA MFG., Ltd., 3.625%, 4/15/23				1,971,682
							$2,834,534
			Building Products - 0.7%
	830,000		Elementia SAB de CV, 5.5%, 1/15/25 (144A)				$807,175
	18,280,000		Masco Corp., 4.375%, 4/1/26				18,462,800
	9,445,000		Owens Corning, 3.4%, 8/15/26				8,972,117
	5,975,000		Owens Corning, 4.2%, 12/1/24				6,120,670
	9,250,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)				9,504,375
							$43,867,137
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	1,059,000		Commercial Vehicle Group, Inc., 7.875%, 4/15/19				$1,057,676
	1,900,000		Meritor, Inc., 6.25%, 2/15/24				1,862,000
							$2,919,676
			Industrial Machinery - 0.0%+
	1,080,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)				$1,124,550
			Trading Companies & Distributors - 0.1%
	6,865,000		GATX Corp., 6.0%, 2/15/18				$7,143,403
			Total Capital Goods				$57,889,300
			Commercial Services & Supplies - 0.2%
			Research & Consulting Services - 0.2%
	9,412,000		Verisk Analytics, Inc., 5.5%, 6/15/45				$10,009,116
			Total Commercial Services & Supplies				$10,009,116
			Transportation - 0.6%
			Airlines - 0.4%
	106,551		Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18				$109,481
	200,000		Continental Airlines 2012-3 Class C Pass Through Trust, 6.125%, 4/29/18				208,000
	1,384,989		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19				1,451,468
	5,741,018		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)				5,798,428
	15,589,320		Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29				15,355,480
							$22,922,857
			Marine - 0.2%
	2,350,000		Far East Capital, Ltd. SA, 8.0%, 5/2/18 (e)				$1,320,066
	10,840,000		Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)				10,314,802
							$11,634,868
			Trucking - 0.0%+
	3,350,962		Inversiones Alsacia SA, 8.0%, 12/31/18 (144A) (e)				$175,926
			Highways & Railtracks - 0.0%+
MXN	87,500,000		Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)				$3,887,917
			Total Transportation				$38,621,568
			Automobiles & Components - 0.6%
			Auto Parts & Equipment - 0.1%
EURO	3,690,000		IHO Verwaltungs GmbH, 3.25%, 9/15/23 (144A) (PIK)				$4,002,897
			Automobile Manufacturers - 0.5%
	15,325,000		Ford Motor Co., 4.346%, 12/8/26				$15,485,882
	15,110,000		General Motors Co., 6.6%, 4/1/36				17,270,836
							$32,756,718
			Total Automobiles & Components				$36,759,615
			Consumer Durables & Apparel - 0.4%
			Homebuilding - 0.3%
	5,230,000		CalAtlantic Group, Inc., 5.375%, 10/1/22				$5,334,600
	5,985,000		KB Home, 7.625%, 5/15/23				6,269,288
	1,500,000		KB Home, Inc., 8.0%, 3/15/20				1,650,000
	2,685,000		Meritage Homes Corp., 7.0%, 4/1/22				2,906,512
	3,270,000		Toll Brothers Finance Corp., 4.875%, 11/15/25				3,212,775
							$19,373,175
			Housewares & Specialties - 0.1%
	7,539,000		Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)				$8,123,272
			Total Consumer Durables & Apparel				$27,496,447
			Consumer Services - 0.4%
			Casinos & Gaming - 0.3%
	6,926,000		International Game Technology Plc, 6.5%, 2/15/25 (144A)				$7,428,135
	29,564		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)				148
	13,605,000		Scientific Games International, Inc., 10.0%, 12/1/22				13,536,975
							$20,965,258
			Leisure Facilities - 0.1%
EURO	5,475,000		Cirsa Funding Luxembourg SA, 5.875%, 5/15/23				$6,112,246
			Total Consumer Services				$27,077,504
			Media - 0.5%
			Broadcasting - 0.0%+
	1,345,000		CSC Holdings LLC, 5.5%, 4/15/27 (144A)				$1,361,812
			Cable & Satellite - 0.5%
	21,530,000		Charter Communications Operating LLC, 6.384%, 10/23/35				$24,583,643
	3,945,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)				3,856,238
	2,000,000		Time Warner Cable LLC, 6.55%, 5/1/37				2,264,104
							$30,703,985
			Total Media				$32,065,797
			Retailing - 0.3%
			Internet Retail - 0.3%
	9,810,000		Expedia, Inc., 4.5%, 8/15/24				$9,969,187
	7,110,000		Expedia, Inc., 5.95%, 8/15/20				7,771,735
							$17,740,922
			Total Retailing				$17,740,922
			Food & Staples Retailing - 0.1%
			Drug Retail - 0.1%
	5,196,295		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)				$5,818,146
	907,595		CVS Pass-Through Trust, 6.036%, 12/10/28				1,017,502
							$6,835,648
			Total Food & Staples Retailing				$6,835,648
			Food, Beverage & Tobacco - 1.6%
			Packaged Foods & Meats - 1.4%
	6,385,000		CFG Investment SAC, 9.75%, 7/30/19 (144A) (e)				$4,788,750
EURO	2,695,000		Darling Global Finance BV, 4.75%, 5/30/22 (144A)				3,005,128
	6,440,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)				6,568,800
	16,216,000		Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)				16,132,601
	4,600,000		JBS Investments GmbH, 7.75%, 10/28/20 (144A)				4,881,980
	2,235,000		JBS USA LUX SA, 5.75%, 6/15/25 (144A)				2,262,938
	4,650,000		JBS USA LUX SA, 8.25%, 2/1/20 (144A)				4,766,250
	12,750,000		Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)				13,068,750
	1,823,000		Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)				1,886,987
	10,800,000		MHP SA, 8.25%, 4/2/20 (144A)				10,368,000
	4,418,000		Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)				4,749,350
	3,325,000		Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)				3,204,469
	9,120,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)				9,610,200
							$85,294,203
			Tobacco - 0.2%
	4,920,000		Alliance One International Inc., 8.5%, 4/15/21				$4,993,800
	7,080,000		Alliance One International, Inc., 9.875%, 7/15/21				6,071,100
							$11,064,900
			Total Food, Beverage & Tobacco				$96,359,103
			Health Care Equipment & Services - 1.0%
			Health Care Services - 0.1%
	2,500,000		MEDNAX, Inc., 5.25%, 12/1/23 (144A)				$2,575,000
	5,215,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)				5,201,962
							$7,776,962
			Health Care Facilities - 0.4%
	5,640,000		CHS, 6.875%, 2/1/22				$3,919,800
	3,775,000		HCA, Inc., 5.875%, 5/1/23				4,010,938
	5,070,000		Kindred Healthcare Inc., 6.375%, 4/15/22				4,524,975
	4,810,000		Kindred Healthcare, Inc., 8.0%, 1/15/20				4,785,950
	7,871,000		Universal Hospital Services, Inc., 7.625%, 8/15/20				7,792,290
							$25,033,953
			Managed Health Care - 0.5%
	3,670,000		Centene Corp., 4.75%, 5/15/22				$3,706,700
	5,850,000		Centene Corp., 5.625%, 2/15/21				6,150,690
	3,905,000		Centene Corp., 6.125%, 2/15/24				4,114,894
	14,730,000		Molina Healthcare, Inc., 5.375%, 11/15/22				14,950,950
							$28,923,234
			Total Health Care Equipment & Services				$61,734,149
			Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
			Biotechnology - 0.3%
	4,600,000		AbbVie, Inc., 2.85%, 5/14/23				$4,462,354
	11,845,000		AbbVie, Inc., 3.2%, 5/14/26				11,269,653
							$15,732,007
			Pharmaceuticals - 0.7%
	7,759,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)				$6,575,752
	1,975,000		Endo, Ltd., 6.5%, 2/1/25 (144A)				1,654,062
	330,000		Horizon Pharma, Inc., 6.625%, 5/1/23				314,325
	15,515,000		Mylan NV, 3.95%, 6/15/26 (144A)				14,519,682
	4,050,000		Perrigo Finance Unlimited Co., 3.9%, 12/15/24				3,964,630
	5,718,000		Perrigo Finance Unlimited Co., 4.375%, 3/15/26				5,723,838
EURO	8,100,000		Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23				6,144,822
	5,655,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)				4,269,525
							$43,166,636
			Total Pharmaceuticals, Biotechnology & Life Sciences				$58,898,643
			Banks - 7.2%
			Diversified Banks - 6.8%
INR	575,360,000		Asian Development Bank, 6.2%, 10/6/26				$8,616,385
INR	458,660,000		Asian Development Bank, 6.45%, 8/8/21				6,960,852
	8,110,000		Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)				8,304,291
	6,400,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)				6,960,000
	10,210,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)				11,373,940
	2,915,000	3.80	Banco Nacional de Comercio Exterior SNC Cayman Islands, Floating Rate Note, 8/11/26 (144A)				2,729,169
	5,000,000		Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)				5,025,000
	3,150,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49				3,150,000
	14,685,000		Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)				15,088,838
	8,700,000		Barclays Plc, 4.375%, 1/12/26				8,811,551
	2,500,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)				2,518,750
	23,300,000		BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)				25,094,100
	2,270,000	5.35	BBVA Bancomer SA Texas, Floating Rate Note, 11/12/29 (144A)				2,088,400
	16,300,000	7.62	BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)				17,198,130
	11,400,000		BPCE SA, 4.875%, 4/1/26 (144A)				11,391,781
	8,909,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)				9,031,499
	6,350,000	5.90	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)				6,421,438
	13,371,000	6.25	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)				13,758,759
	4,150,000		Cooperatieve Rabobank UA, 3.75%, 7/21/26				4,068,029
	15,275,000	7.88	Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)				15,429,125
	19,425,000	8.12	Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)				20,444,036
	24,000,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22				24,212,832
	7,300,000	6.88	HSBC Holdings Plc, Floating Rate Note, 12/31/49 (Perpetual)				7,701,500
	12,814,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49				12,357,501
INR	208,750,000		Inter-American Development Bank, 6.0%, 9/5/17				3,071,968
NZD	56,560,000		International Bank for Reconstruction & Development, 3.5%, 1/22/21				39,394,325
NZD	11,030,000		International Bank for Reconstruction & Development, 4.625%, 10/6/21				8,017,662
INR	291,650,000		International Bank for Reconstruction & Development, 5.75%, 10/28/19				4,302,105
	18,539,000	7.70	Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)				17,403,486
	7,200,000		Lloyds Banking Group Plc, 4.65%, 3/24/26				7,292,822
EURO	1,395,000	6.38	Lloyds Banking Group Plc, Floating Rate Note, 12/31/49 (Perpetual)				1,493,192
	11,800,000		Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)				11,941,494
	17,800,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)				18,542,135
	4,000,000	4.00	Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)				4,107,136
	6,500,000	8.00	Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)				6,223,750
	13,500,000	7.50	Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)				12,791,250
	3,100,000	8.62	Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)				3,162,000
	205,263	3.71	SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)				205,197
	11,145,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)				11,118,252
	13,752,000		Standard Chartered Plc, 3.95%, 1/11/23 (144A)				13,438,853
	6,345,000		Turkiye Is Bankasi, 5.375%, 10/6/21 (144A)				6,061,252
							$417,302,785
			Regional Banks - 0.1%
	6,843,000		Banco Internacional del Peru SAA Panama, 5.75%, 10/7/20 (144A)				$7,390,440
	660,000	5.57	Wachovia Capital Trust III, Floating Rate Note, 12/31/49 (Perpetual)				647,658
							$8,038,098
			Thrifts & Mortgage Finance - 0.3%
	12,500,000		Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)				$13,504,225
	4,090,000		Argentine Republic Government International Bond, 7.5%, 4/22/26 (144A)				4,294,500
	2,200,000		Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)				2,263,250
							$20,061,975
			Total Banks				$445,402,858
			Diversified Financials - 5.4%
			Other Diversified Financial Services - 1.4%
	18,835,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)				$18,636,121
IDR	317,970,000,000		European Investment Bank, 7.2%, 7/9/19 (144A)				22,807,223
	6,250,000		Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c)(d)				5,585,301
NZD	15,300,000		JPMorgan Chase & Co., 4.25%, 11/2/18				10,743,953
	15,886,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49 (Perpetual)				17,117,165
	5,300,000		SUAM Finance BV, 4.875%, 4/17/24 (144A)				5,366,250
	5,351,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A) (c)				5,335,456
							$85,591,469
			Multi-Sector Holdings - 0.3%
	4,710,000		GrupoSura Finance SA, 5.7%, 5/18/21 (144A)				$4,992,600
	11,820,000		IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)				13,034,079
							$18,026,679
			Specialized Finance - 0.6%
	3,200,000		Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)				$3,292,000
	7,180,000		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)				7,416,940
	12,855,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)				14,235,074
	1,750,000		Fly Leasing, Ltd., 6.375%, 10/15/21				1,820,000
	4,953,000		Fly Leasing, Ltd., 6.75%, 12/15/20				5,175,885
	4,695,000		Nationstar Mortgage LLC, 6.5%, 6/1/22				4,671,525
							$36,611,424
			Consumer Finance - 1.3%
	1,705,000		Ally Financial, Inc., 4.625%, 3/30/25				$1,679,425
	18,162,000		Ally Financial, Inc., 5.75%, 11/20/25				18,116,595
	21,450,000		Capital One Financial Corp., 3.75%, 7/28/26				20,793,523
INR	1,431,300,000		International Finance Corp., 6.3%, 11/25/24				21,453,424
INR	1,040,880,000		International Finance Corp., 8.25%, 6/10/21				16,743,705
							$78,786,672
			Asset Management & Custody Banks - 0.7%
	7,925,000		Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)				$7,817,188
	5,320,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)				6,086,942
	19,000		Eaton Vance Corp., 6.5%, 10/2/17				19,715
	21,530,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)				21,610,479
	8,400,000		Legg Mason, Inc., 4.75%, 3/15/26				8,694,538
							$44,228,862
			Investment Banking & Brokerage - 0.6%
	13,200,000		Morgan Stanley, 4.1%, 5/22/23				$13,550,090
	4,400,000		Morgan Stanley, 4.875%, 11/1/22				4,715,652
	1,750,000	5.55	Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)				1,769,688
	16,775,000		UBS AG, 7.625%, 8/17/22				19,018,656
							$39,054,086
			Diversified Capital Markets - 0.5%
	14,275,000	2.49	ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)				$14,306,134
	5,945,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)				6,440,902
	7,750,000		Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)				8,580,444
							$29,327,480
			Total Diversified Financials				$331,626,672
			Insurance - 6.3%
			Insurance Brokers - 0.3%
	16,900,000		Brown & Brown, Inc., 4.2%, 9/15/24				$17,024,790
			Life & Health Insurance - 0.5%
	1,865,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43				$1,937,269
	12,575,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42				13,188,031
	10,340,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)				13,418,466
GBP	1,263,147		TIG FINCO Plc, 8.75%, 4/2/20				1,431,992
GBP	222,908	8.50	TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)				281,117
							$30,256,875
			Multi-line Insurance - 0.5%
	10,060,000		AXA SA, 8.6%, 12/15/30				$13,832,500
	11,050,000		Liberty Mutual Insurance Co., 7.697%, 10/15/97 (Perpetual) (144A)				13,563,157
	3,800,000		Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)				4,661,171
							$32,056,828
			Property & Casualty Insurance - 0.5%
	10,110,000		Delphi Financial Group, Inc., 7.875%, 1/31/20				$11,358,120
	3,000,000	0.00	Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)				2,966,400
	665,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57				754,775
	12,750,000		The Hanover Insurance Group, Inc., 4.5%, 4/15/26				12,811,990
	5,450,000	N/A	Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)				5,453,270
							$33,344,555
			Reinsurance - 4.6%
	2,000,000	6.88	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)				$2,023,600
	1,700,000	6.11	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)				1,751,510
	2,133,500		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (h)(i)				103,688
	1,904,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (h)(i)				1,994,250
	3,605,000		Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (h)(i)				4,078,336
	2,753,000		Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (h)(i)				82,590
	1,900,000	14.11	Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)				1,968,970
	5,350,000	7.06	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)				5,412,060
	10,280,000		Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (h)(i)				11,510,516
	11,480,000		Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (h)(i)				234,192
	5,000,000	5.01	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)				5,037,500
	1,300,000	4.48	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)				1,307,540
	4,700,000		Dundonald Segregated Account (Artex), Variable Rate Notes, 1/17/17 (h)(i)				4,947,070
	6,800,000		Eden Re II, Variable Rate Notes, 4/23/19 (h)(i)				7,689,440
	25,625,000	7.30	Everglades Re, Ltd., Floating Rate Note, 4/28/17 (Cat Bond) (144A)				26,009,375
	1,900,000	0.00	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond)				1,900,000
	2,000,000	0.00	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond)				2,000,000
	5,650,000	7.74	Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)				5,648,870
EURO	6,500,000		Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (h)(i)				7,593,300
	3,400,000	2.42	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)				3,389,120
	17,925,000		Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (h)(i)				19,615,328
	4,850,000	6.75	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A) (h)(i)				5,009,565
	3,400,000	9.25	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A) (h)(i)				3,538,040
	925,000	5.06	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				945,165
	800,000	4.81	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				814,480
	6,000,000		Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (h)(i)				5,841,000
	2,766,574		Lahinch Re, Variable Rate Notes, 5/10/21 (h)(i)				49,245
	1,850,000		Limestone Re, Ltd., 8/31/21 (Cat Bond) (d)				1,850,000
	1,000,000		Limestone Re, Ltd., 8/31/21 (Cat Bond) (d)				1,000,000
	5,450,000	3.75	Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)				5,544,285
	5,600,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (h)(i)				32,480
	7,000,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (h)(i)				7,361,200
	4,000,000		Madison Re. Variable Rate Notes, 3/31/19 (h)(i)				4,195,200
	3,300,000	2.25	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)				3,293,400
	9,200,000	9.10	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)				9,200,000
	15,300,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (h)(i)				599,760
	14,520,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (h)(i)				1,335,840
	6,150,000		Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (h)(i)				6,812,355
	14,000,000		Pangaea Re., Variable Rate Notes, 2/1/20 (h)(i)				15,807,400
	3,000,000	6.50	Pelican Re, Ltd., Floating Rate Note, 5/15/17 (Cat Bond) (144A)				3,039,000
	250,000	4.81	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)				253,575
	3,198,710		Port Rush RE, Variable Rate Notes, 6/15/17 (h)(i)				3,180,157
	3,554,000		Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (h)(i)				266,195
	1,000,000	3.67	Queen City Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)				999,100
	6,400,000		Resilience Re, Ltd., Variable Rate Notes, 4/7/17 (Cat Bond)				6,378,880
	3,100,000		Resilience Re, Ltd., Variable Rate Notes, 6/12/17 (Cat Bond)				3,084,500
	3,000,000	3.31	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)				3,020,400
	3,000,000	3.81	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)				2,995,800
	7,400,000	4.21	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)				7,397,780
	3,000,000	3.97	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)				3,016,800
	2,000,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/21 (144A) (h)(i)				2,005,200
	5,000,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (h)(i)				5,406,000
	2,750,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (144A) (h)(i)				3,078,350
	19,903		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (h)(i)				721,675
	11,767		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (h)(i)				30,657
	22,084		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (h)(i)				468,689
	2,000,000		Shenandoah 2017-1 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (h)(i)				1,940,800
	3,000,000		Silverton Re, Ltd., Variable Rate Notes 9/18/19 (144A) (h)(i)				3,000,000
	4,500,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (h)(i)				111,150
	5,350,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (h)(i)				6,116,120
	8,446,500		St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (h)(i)				166,396
	6,805,000		St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (h)(i)				7,931,908
JPY	693,676,297		Tralee Segregated Account (Artex), Variable Rate Note 7/15/17 (h)(i)				5,915,760
	14,121,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (h)(i)				15,509,094
	12,033,893		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (h)(i)				308,068
	2,200,000	2.92	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)				2,198,240
	950,000	2.01	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)				942,305
	2,900,000	2.47	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)				2,901,160
							$279,910,429
			Total Insurance				$392,593,477
			Real Estate - 1.0%
			Diversified REIT - 0.2%
	7,300,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23				$7,409,734
	2,825,000		Duke Realty LP, 3.25%, 6/30/26				2,732,026
							$10,141,760
			Office REIT - 0.4%
	100,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20				$99,769
	4,802,000		Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23				4,875,086
	11,010,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22				11,647,831
	9,060,000		Highwoods Realty LP, 3.625%, 1/15/23				8,958,963
							$25,581,649
			Health Care REIT - 0.2%
	3,370,000		Healthcare Realty Trust, Inc., 5.75%, 1/15/21				$3,703,812
	10,165,000		Healthcare Trust of America Holdings LP, 3.5%, 8/1/26				9,713,989
							$13,417,801
			Specialized REIT - 0.2%
	7,000,000		Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)				$7,227,500
	6,275,000		Equinix, Inc., 5.75%, 1/1/25				6,557,375
							$13,784,875
			Total Real Estate				$62,926,085
			Technology Hardware & Equipment - 0.5%
			Computer Hardware Storage & Peripherals - 0.2%
	10,635,000		NCR Corp., 6.375%, 12/15/23				$11,432,625
			Electronic Components - 0.0%+
EURO	2,600,000		Belden, Inc., 5.5%, 4/15/23				$2,928,633
			Electronic Manufacturing Services - 0.3%
	15,200,000		Flex, Ltd., 5.0%, 2/15/23				$16,210,998
			Total Technology Hardware & Equipment				$30,572,256
			Semiconductors & Semiconductor Equipment - 0.3%
			Semiconductors - 0.3%
	14,145,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)				$14,198,044
	3,600,000		Micron Technology, Inc., 5.875%, 2/15/22				3,753,000
							$17,951,044
			Total Semiconductors & Semiconductor Equipment				$17,951,044
			Telecommunication Services - 2.8%
			Integrated Telecommunication Services - 1.8%
	18,000,000		AT&T, Inc., 3.95%, 1/15/25				$18,031,176
	7,100,000		AT&T, Inc., 4.75%, 5/15/46				6,726,675
	4,100,000		CenturyLink, Inc., 6.45%, 6/15/21				4,315,250
	3,510,000		CenturyLink, Inc., 7.6%, 9/15/39				3,062,475
	3,100,000		CenturyLink, Inc., 7.65%, 3/15/42				2,712,500
	9,855,000		Frontier Communications Corp., 8.5%, 4/15/20				10,347,750
	7,380,000		Frontier Communications Corp., 8.75%, 4/15/22				7,306,200
	11,000,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)				10,719,940
	3,200,000		Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)				3,081,088
	5,350,000		SFR Group SA, 6.0%, 5/15/22 (144A)				5,490,438
	20,000,000		Verizon Communications, Inc., 6.55%, 9/15/43				24,979,540
	4,875,000		Windstream Services LLC, 6.375%, 8/1/23				4,350,938
	6,835,000		Windstream Services LLC, 7.75%, 10/15/20				7,026,380
							$108,150,350
			Wireless Telecommunication Services - 1.0%
	6,225,000		Altice US Finance I Corp., 5.5%, 5/15/26 (144A)				$6,349,500
	3,750,000		Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)				3,811,988
	5,700,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)				6,069,764
	3,135,000		Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)				3,396,650
	1,325,000		Digicel Group, Ltd., 8.25%, 9/30/20 (144A)				1,136,810
	9,600,000		Digicel, Ltd., 6.0%, 4/15/21 (144A)				8,682,912
	7,850,000		MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)				7,732,250
	3,300,000		SBA Tower Trust, 2.877%, 7/15/21 (144A)				3,271,884
	10,375,000		Sprint Corp., 7.25%, 9/15/21				11,023,438
	6,600,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)				7,334,580
RUB	193,400,000		VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)				3,124,956
							$61,934,732
			Total Telecommunication Services				$170,085,082
			Utilities - 2.6%
			Electric Utilities - 1.8%
EURO	7,175,000		ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)				$7,911,875
	5,720,000		Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)				6,606,257
	23,175,000		Electricite de France SA, 6.0%, 1/22/14 (144A)				22,484,594
	5,285,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)				4,967,900
	215,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)				229,829
	10,830,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)				12,319,125
	1,750,000		Israel Electric Corp, Ltd., 5.0%, 11/12/24				1,820,998
	5,000,000		Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)				5,202,000
	4,150,000		Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)				4,159,611
	2,725,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)				2,942,706
	1,330,000		Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)				1,572,792
	85,000		Nevada Power Co., 6.5%, 8/1/18				91,400
	3,725,000		Public Service Co. of New Mexico, 7.95%, 5/15/18				4,021,331
	14,425,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)				15,993,719
	13,570,000		Talen Energy Supply LLC, 6.5%, 6/1/25				10,482,825
	6,320,000		TerraForm Power, 9.75%, 8/15/22 (144A)				6,746,600
							$107,553,562
			Gas Utilities - 0.2%
	5,495,000		DCP Midstream Operating LP, 5.6%, 4/1/44				$5,014,188
	1,965,000		Nakilat, Inc., 6.067%, 12/31/33 (144A)				2,279,400
	3,656,910		Nakilat, Inc., 6.267%, 12/31/33 (144A)				4,205,446
							$11,499,034
			Multi-Utilities - 0.0%+
	1,891,920		Ormat Funding Corp., 8.25%, 12/30/20				$1,873,001
			Independent Power Producers & Energy Traders - 0.6%
	3,450,000		AES Corp., 5.5%, 4/15/25				$3,450,000
	1,133,760		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)				1,237,016
	6,100,000		Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)				4,758,000
	8,380,000		Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)				8,727,770
	1,985,120		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)				2,079,913
	1,900,000		NRG Energy, Inc., 6.625%, 1/15/27 (144A)				1,795,500
	6,745,000		NRG Energy, Inc., 7.25%, 5/15/26 (144A)				6,711,275
	481,000		NRG Energy, Inc., 7.875%, 5/15/21				501,442
	7,850,000		Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)				8,007,000
							$37,267,916
			Total Utilities				$158,193,513
			TOTAL CORPORATE BONDS
			(Cost $2,598,160,692)				$2,655,025,570

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.8%
	14,286,838		Fannie Mae, 3.0%, 10/1/46				$14,208,461
	15,100,047		Fannie Mae, 3.0%, 11/1/46				15,017,209
	9,178,762		Fannie Mae, 3.0%, 5/1/31				9,446,932
	17,145,680		Fannie Mae, 3.0%, 5/1/43				17,140,777
	1,783,105		Fannie Mae, 3.0%, 5/1/46				1,776,517
	8,242,924		Fannie Mae, 3.0%, 9/1/46				8,197,704
	178,490,000		Fannie Mae, 3.5%, 1/18/17 (TBA)				182,938,307
	949,773		Fannie Mae, 3.5%, 10/1/46				975,550
	1,610,345		Fannie Mae, 3.5%, 10/1/46				1,652,559
	3,634,545		Fannie Mae, 3.5%, 11/1/40				3,747,999
	316,689		Fannie Mae, 3.5%, 11/1/42				326,460
	789,929		Fannie Mae, 3.5%, 11/1/42				814,311
	1,004,092		Fannie Mae, 3.5%, 11/1/42				1,035,122
	1,560,934		Fannie Mae, 3.5%, 11/1/42				1,608,950
	1,863,692		Fannie Mae, 3.5%, 11/1/46				1,912,548
	33,610		Fannie Mae, 3.5%, 12/1/42				34,668
	1,280,986		Fannie Mae, 3.5%, 12/1/42				1,321,233
	6,635,586		Fannie Mae, 3.5%, 2/1/46				6,805,879
	4,063,119		Fannie Mae, 3.5%, 3/1/46				4,168,128
	7,761,035		Fannie Mae, 3.5%, 4/1/46				7,960,402
	4,768,215		Fannie Mae, 3.5%, 5/1/46				4,906,332
	1,370,529		Fannie Mae, 3.5%, 6/1/42				1,413,519
	5,395,088		Fannie Mae, 3.5%, 7/1/42				5,563,762
	20,360,458		Fannie Mae, 3.5%, 7/1/46				20,887,889
	7,966,814		Fannie Mae, 3.5%, 8/1/42				8,214,668
	13,041,929		Fannie Mae, 3.5%, 8/1/42				13,445,635
	14,771,982		Fannie Mae, 3.5%, 8/1/46				15,154,637
	6,438,294		Fannie Mae, 3.5%, 9/1/45				6,603,284
	14,730,562		Fannie Mae, 3.5%, 9/1/46				15,112,147
	2,077,182		Fannie Mae, 4.0%, 1/1/42				2,186,747
	6,823,761		Fannie Mae, 4.0%, 1/1/42				7,178,705
	33,195		Fannie Mae, 4.0%, 1/1/45				34,912
	14,775,000		Fannie Mae, 4.0%, 1/18/17 (TBA)				15,533,085
	3,796,248		Fannie Mae, 4.0%, 10/1/43				4,004,852
	13,406		Fannie Mae, 4.0%, 10/1/44				14,097
	136,568		Fannie Mae, 4.0%, 10/1/44				143,608
	152,728		Fannie Mae, 4.0%, 10/1/44				160,601
	473,664		Fannie Mae, 4.0%, 10/1/44				498,255
	482,512		Fannie Mae, 4.0%, 10/1/44				507,353
	4,602,550		Fannie Mae, 4.0%, 10/1/45				4,842,176
	7,137,311		Fannie Mae, 4.0%, 10/1/45				7,509,057
	9,997,570		Fannie Mae, 4.0%, 10/1/45				10,518,155
	11,486		Fannie Mae, 4.0%, 11/1/41				12,078
	1,945,181		Fannie Mae, 4.0%, 11/1/41				2,054,764
	507,569		Fannie Mae, 4.0%, 11/1/42				534,305
	2,286,582		Fannie Mae, 4.0%, 11/1/43				2,423,886
	6,644,576		Fannie Mae, 4.0%, 11/1/43				7,022,111
	125,343		Fannie Mae, 4.0%, 11/1/44				131,808
	164,633		Fannie Mae, 4.0%, 11/1/44				173,107
	340,384		Fannie Mae, 4.0%, 11/1/44				357,916
	548,964		Fannie Mae, 4.0%, 11/1/44				577,235
	568,907		Fannie Mae, 4.0%, 11/1/44				598,294
	7,892,711		Fannie Mae, 4.0%, 11/1/45				8,303,299
	45,364		Fannie Mae, 4.0%, 12/1/23				47,684
	13,879		Fannie Mae, 4.0%, 12/1/30				14,726
	4,702,457		Fannie Mae, 4.0%, 12/1/40				4,999,610
	72,766		Fannie Mae, 4.0%, 12/1/41				76,865
	4,455,371		Fannie Mae, 4.0%, 12/1/41				4,705,002
	16,449,654		Fannie Mae, 4.0%, 12/1/41				17,373,166
	1,181,938		Fannie Mae, 4.0%, 12/1/43				1,251,437
	93,958		Fannie Mae, 4.0%, 12/1/44				98,816
	2,015,220		Fannie Mae, 4.0%, 2/1/42				2,123,602
	4,539,676		Fannie Mae, 4.0%, 2/1/42				4,790,231
	2,160,969		Fannie Mae, 4.0%, 2/1/44				2,283,881
	3,898,802		Fannie Mae, 4.0%, 2/1/44				4,128,078
	219,994		Fannie Mae, 4.0%, 4/1/41				232,876
	1,468,877		Fannie Mae, 4.0%, 4/1/42				1,544,961
	3,055,003		Fannie Mae, 4.0%, 4/1/42				3,224,233
	6,106,733		Fannie Mae, 4.0%, 4/1/42				6,448,911
	281,491		Fannie Mae, 4.0%, 5/1/42				296,371
	11,965,478		Fannie Mae, 4.0%, 5/1/46				12,590,266
	431,834		Fannie Mae, 4.0%, 6/1/42				455,118
	707,543		Fannie Mae, 4.0%, 6/1/44				744,115
	11,083,602		Fannie Mae, 4.0%, 6/1/46				11,663,115
	1,003		Fannie Mae, 4.0%, 7/1/18				1,032
	157,597		Fannie Mae, 4.0%, 7/1/42				166,337
	1,494,396		Fannie Mae, 4.0%, 7/1/42				1,582,098
	10,967,222		Fannie Mae, 4.0%, 7/1/44				11,531,254
	11,824,479		Fannie Mae, 4.0%, 7/1/46				12,443,360
	12,169,018		Fannie Mae, 4.0%, 8/1/42				12,853,346
	3,524,692		Fannie Mae, 4.0%, 8/1/43				3,732,082
	3,623,491		Fannie Mae, 4.0%, 8/1/43				3,830,096
	6,832,428		Fannie Mae, 4.0%, 8/1/44				7,186,217
	11,604,477		Fannie Mae, 4.0%, 8/1/46				12,211,997
	12,038,775		Fannie Mae, 4.0%, 8/1/46				12,668,877
	750,646		Fannie Mae, 4.0%, 9/1/37				796,160
	153,115		Fannie Mae, 4.0%, 9/1/44				160,994
	5,312,882		Fannie Mae, 4.5%, 11/1/40				5,725,385
	4,099,124		Fannie Mae, 4.5%, 11/1/43				4,408,807
	280,577		Fannie Mae, 4.5%, 12/1/40				303,414
	13,492,056		Fannie Mae, 4.5%, 12/1/40				14,556,569
	36,299		Fannie Mae, 4.5%, 12/1/41				39,207
	6,057,076		Fannie Mae, 4.5%, 2/1/44				6,514,680
	763,770		Fannie Mae, 4.5%, 3/1/41				824,828
	943,235		Fannie Mae, 4.5%, 3/1/41				1,018,318
	5,861		Fannie Mae, 4.5%, 4/1/41				6,310
	4,164,400		Fannie Mae, 4.5%, 5/1/41				4,496,172
	2,911,821		Fannie Mae, 4.5%, 7/1/41				3,144,923
	12,224,715		Fannie Mae, 4.5%, 7/1/41				13,186,921
	169,253		Fannie Mae, 4.5%, 8/1/40				182,451
	14,131,396		Fannie Mae, 4.5%, 8/1/41				15,205,580
	668,284		Fannie Mae, 4.5%, 9/1/41				721,895
	7,132,689		Fannie Mae, 4.5%, 9/1/43				7,673,425
	1,328,466		Fannie Mae, 5.0%, 1/1/39				1,446,381
	24,223,860		Fannie Mae, 5.0%, 1/1/45				26,373,966
	566,310		Fannie Mae, 5.0%, 10/1/40				621,918
	31,276,815		Fannie Mae, 5.0%, 11/1/44				34,139,612
	159,159		Fannie Mae, 5.0%, 2/1/22				162,884
	7,179		Fannie Mae, 5.0%, 4/1/22				7,347
	434,811		Fannie Mae, 5.0%, 5/1/38				473,405
	471,542		Fannie Mae, 5.0%, 5/1/41				515,637
	22,347		Fannie Mae, 5.0%, 6/1/22				23,804
	67,150		Fannie Mae, 5.0%, 6/1/22				68,824
	4,016,187		Fannie Mae, 5.0%, 6/1/35				4,391,032
	364,166		Fannie Mae, 5.0%, 6/1/40				397,956
	2,322,807		Fannie Mae, 5.0%, 6/1/40				2,536,494
	842,715		Fannie Mae, 5.0%, 7/1/35				917,514
	2,287,104		Fannie Mae, 5.0%, 7/1/35				2,497,450
	546,890		Fannie Mae, 5.0%, 7/1/39				596,451
	842,570		Fannie Mae, 5.0%, 7/1/39				917,357
	897,168		Fannie Mae, 5.0%, 7/1/39				976,801
	1,661,296		Fannie Mae, 5.0%, 7/1/40				1,813,714
	446,490		Fannie Mae, 5.0%, 7/1/41				486,121
	1,391,253		Fannie Mae, 5.0%, 8/1/35				1,517,493
	11,951,130		Fannie Mae, 5.0%, 9/1/43				13,011,911
	157,079		Fannie Mae, 5.5%, 12/1/35				174,461
	260,124		Fannie Mae, 5.5%, 3/1/21				274,583
	76,600		Fannie Mae, 5.5%, 3/1/36				85,786
	100,594		Fannie Mae, 5.5%, 4/1/34				112,835
	88,417		Fannie Mae, 5.5%, 4/1/36				98,250
	30,253		Fannie Mae, 5.5%, 5/1/33				33,598
	17,861		Fannie Mae, 5.5%, 6/1/33				19,838
	48,772		Fannie Mae, 5.5%, 7/1/33				54,681
	10,438		Fannie Mae, 6.0%, 1/1/33				11,964
	68,488		Fannie Mae, 6.0%, 1/1/34				78,382
	2,326		Fannie Mae, 6.0%, 10/1/32				2,665
	4,201		Fannie Mae, 6.0%, 11/1/32				4,755
	52,707		Fannie Mae, 6.0%, 12/1/32				60,336
	79,565		Fannie Mae, 6.0%, 12/1/33				91,073
	172,554		Fannie Mae, 6.0%, 12/1/37				195,437
	1,440		Fannie Mae, 6.0%, 3/1/32				1,648
	2,521		Fannie Mae, 6.0%, 3/1/33				2,854
	5,842		Fannie Mae, 6.0%, 3/1/33				6,696
	219,950		Fannie Mae, 6.0%, 4/1/38				249,232
	75,721		Fannie Mae, 6.0%, 5/1/33				87,350
	174,458		Fannie Mae, 6.0%, 6/1/37				197,369
	5,250		Fannie Mae, 6.0%, 7/1/17				5,268
	127,532		Fannie Mae, 6.0%, 7/1/38				144,397
	13,002		Fannie Mae, 6.5%, 10/1/32				14,710
	3,554		Fannie Mae, 6.5%, 11/1/32				4,021
	884		Fannie Mae, 6.5%, 2/1/32				1,000
	3,474		Fannie Mae, 6.5%, 3/1/32				3,931
	314		Fannie Mae, 6.5%, 4/1/29				355
	1,002		Fannie Mae, 6.5%, 5/1/31				1,133
	257		Fannie Mae, 6.5%, 6/1/31				290
	2,254		Fannie Mae, 6.5%, 8/1/32				2,581
	351		Fannie Mae, 7.0%, 2/1/29				407
	930		Fannie Mae, 7.0%, 5/1/28				1,022
	547		Fannie Mae, 7.0%, 7/1/31				579
	715		Fannie Mae, 7.5%, 1/1/28				783
	866,711		Federal Home Loan Mortgage Corp., 2.5%, 1/1/30				870,068
	509,797		Federal Home Loan Mortgage Corp., 2.5%, 4/1/30				511,759
	1,331,992		Federal Home Loan Mortgage Corp., 3.0%, 11/1/30				1,369,252
	14,282,027		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42				14,276,208
	1,989,625		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43				1,987,170
	6,875,245		Federal Home Loan Mortgage Corp., 3.0%, 9/1/46				6,834,074
	2,624,605		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40				2,703,241
	7,147,449		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28				7,515,387
	11,864,256		Federal Home Loan Mortgage Corp., 3.5%, 5/1/46				12,162,809
	624,671		Federal Home Loan Mortgage Corp., 3.5%, 7/1/45				642,402
	17,712,687		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				18,196,041
	474,390		Federal Home Loan Mortgage Corp., 4.0%, 10/1/46				499,285
	4,539,649		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44				4,770,334
	10,359,595		Federal Home Loan Mortgage Corp., 4.0%, 12/1/45				10,887,643
	773,232		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44				816,952
	10,677,121		Federal Home Loan Mortgage Corp., 4.0%, 3/1/46				11,221,980
	325,940		Federal Home Loan Mortgage Corp., 4.0%, 5/1/46				342,640
	692,605		Federal Home Loan Mortgage Corp., 4.0%, 5/1/46				728,069
	6,066,982		Federal Home Loan Mortgage Corp., 4.0%, 6/1/46				6,383,461
	1,224,651		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				1,293,330
	1,534,262		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				1,617,524
	1,576,770		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				1,665,493
	409,304		Federal Home Loan Mortgage Corp., 4.5%, 10/1/35				441,222
	601,255		Federal Home Loan Mortgage Corp., 4.5%, 10/1/43				646,327
	841,755		Federal Home Loan Mortgage Corp., 4.5%, 11/1/40				906,448
	2,089,856		Federal Home Loan Mortgage Corp., 4.5%, 11/1/43				2,246,348
	38,306		Federal Home Loan Mortgage Corp., 4.5%, 3/1/44				41,165
	95,392		Federal Home Loan Mortgage Corp., 4.5%, 5/1/44				102,447
	1,421,037		Federal Home Loan Mortgage Corp., 4.5%, 7/1/40				1,529,938
	152,166		Federal Home Loan Mortgage Corp., 4.5%, 9/1/41				164,096
	62,016		Federal Home Loan Mortgage Corp., 4.5%, 9/1/43				66,642
	40,142		Federal Home Loan Mortgage Corp., 5.0%, 11/1/34				43,947
	5,904,228		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39				6,460,093
	247,640		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21				262,713
	229,067		Federal Home Loan Mortgage Corp., 5.0%, 12/1/34				251,185
	175,996		Federal Home Loan Mortgage Corp., 5.0%, 4/1/23				188,976
	36,726		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34				40,280
	158,455		Federal Home Loan Mortgage Corp., 5.0%, 7/1/35				173,260
	315,995		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38				343,948
	445,906		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38				485,364
	3,130,326		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41				3,495,065
	66,390		Federal Home Loan Mortgage Corp., 6.0%, 1/1/33				75,003
	63,661		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34				72,835
	7,978		Federal Home Loan Mortgage Corp., 6.0%, 10/1/37				9,061
	87,161		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36				99,141
	147,063		Federal Home Loan Mortgage Corp., 6.0%, 12/1/37				166,904
	9,274		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33				10,477
	15,157		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33				17,124
	13,243		Federal Home Loan Mortgage Corp., 6.0%, 6/1/17				13,329
	107,282		Federal Home Loan Mortgage Corp., 6.0%, 6/1/35				121,200
	95,159		Federal Home Loan Mortgage Corp., 6.0%, 8/1/34				107,504
	2,242		Federal Home Loan Mortgage Corp., 6.5%, 9/1/32				2,532
	8,772,353		Federal National Mortgage Association, 3.5%, 7/1/46				8,999,462
	16,557		Federal National Mortgage Association, 4.0%, 2/1/44				17,407
	528,432		Federal National Mortgage Association, 5.0%, 12/1/41				575,961
	34,025,000		Government National Mortgage Association I, 3.5%, 1/24/17 (TBA)				35,379,290
	484,547		Government National Mortgage Association I, 3.5%, 10/15/44				504,258
	11,263,320		Government National Mortgage Association I, 3.5%, 10/15/44				11,720,556
	10,156,263		Government National Mortgage Association I, 3.5%, 7/15/42				10,593,681
	8,671,888		Government National Mortgage Association I, 3.5%, 9/15/44				9,023,924
	15,444		Government National Mortgage Association I, 4.0%, 1/15/40				16,406
	8,210		Government National Mortgage Association I, 4.0%, 1/15/41				8,740
	49,014		Government National Mortgage Association I, 4.0%, 1/15/41				52,295
	60,470		Government National Mortgage Association I, 4.0%, 1/15/41				64,433
	19,013		Government National Mortgage Association I, 4.0%, 1/15/42				20,195
	1,287,714		Government National Mortgage Association I, 4.0%, 1/15/42				1,368,033
	287,621		Government National Mortgage Association I, 4.0%, 1/15/45				305,369
	1,607,784		Government National Mortgage Association I, 4.0%, 1/15/45				1,709,426
	1,629,191		Government National Mortgage Association I, 4.0%, 1/15/45				1,730,303
	2,173,387		Government National Mortgage Association I, 4.0%, 1/15/45				2,310,546
	16,615		Government National Mortgage Association I, 4.0%, 10/15/40				17,740
	30,992		Government National Mortgage Association I, 4.0%, 10/15/40				33,029
	101,675		Government National Mortgage Association I, 4.0%, 10/15/40				108,171
	12,180		Government National Mortgage Association I, 4.0%, 10/15/41				12,975
	12,239		Government National Mortgage Association I, 4.0%, 10/15/41				13,006
	15,989		Government National Mortgage Association I, 4.0%, 10/15/41				17,031
	21,106		Government National Mortgage Association I, 4.0%, 10/15/41				22,452
	183,063		Government National Mortgage Association I, 4.0%, 10/15/41				195,067
	25,716		Government National Mortgage Association I, 4.0%, 10/15/42				27,315
	8,356		Government National Mortgage Association I, 4.0%, 10/15/43				8,874
	101,323		Government National Mortgage Association I, 4.0%, 10/15/44				107,622
	302,890		Government National Mortgage Association I, 4.0%, 10/15/44				321,691
	916,434		Government National Mortgage Association I, 4.0%, 10/15/44				973,378
	13,899		Government National Mortgage Association I, 4.0%, 11/15/40				14,761
	70,097		Government National Mortgage Association I, 4.0%, 11/15/40				74,829
	233,071		Government National Mortgage Association I, 4.0%, 11/15/40				248,407
	493,411		Government National Mortgage Association I, 4.0%, 11/15/40				524,181
	13,403		Government National Mortgage Association I, 4.0%, 11/15/41				14,259
	24,955		Government National Mortgage Association I, 4.0%, 11/15/41				26,581
	54,009		Government National Mortgage Association I, 4.0%, 11/15/41				57,781
	129,876		Government National Mortgage Association I, 4.0%, 11/15/41				137,976
	11,160		Government National Mortgage Association I, 4.0%, 11/15/42				11,859
	13,845		Government National Mortgage Association I, 4.0%, 11/15/43				14,784
	23,545		Government National Mortgage Association I, 4.0%, 11/15/44				25,014
	58,826		Government National Mortgage Association I, 4.0%, 11/15/44				62,495
	72,245		Government National Mortgage Association I, 4.0%, 11/15/44				76,792
	403,549		Government National Mortgage Association I, 4.0%, 11/15/44				431,213
	11,036		Government National Mortgage Association I, 4.0%, 12/15/40				11,725
	12,608		Government National Mortgage Association I, 4.0%, 12/15/40				13,429
	159,132		Government National Mortgage Association I, 4.0%, 12/15/40				169,091
	1,124,669		Government National Mortgage Association I, 4.0%, 12/15/40				1,195,007
	14,412		Government National Mortgage Association I, 4.0%, 12/15/41				15,314
	17,823		Government National Mortgage Association I, 4.0%, 12/15/41				19,037
	23,169		Government National Mortgage Association I, 4.0%, 12/15/41				24,689
	15,887		Government National Mortgage Association I, 4.0%, 12/15/44				16,878
	111,229		Government National Mortgage Association I, 4.0%, 12/15/44				118,141
	175,449		Government National Mortgage Association I, 4.0%, 12/15/44				186,323
	495,614		Government National Mortgage Association I, 4.0%, 12/15/44				526,485
	587,775		Government National Mortgage Association I, 4.0%, 12/15/44				628,473
	719,523		Government National Mortgage Association I, 4.0%, 12/15/44				764,162
	24,134		Government National Mortgage Association I, 4.0%, 2/15/41				25,698
	1,099,870		Government National Mortgage Association I, 4.0%, 2/15/41				1,172,013
	8,674		Government National Mortgage Association I, 4.0%, 2/15/42				9,238
	15,373		Government National Mortgage Association I, 4.0%, 2/15/42				16,379
	20,571		Government National Mortgage Association I, 4.0%, 2/15/42				21,919
	221,610		Government National Mortgage Association I, 4.0%, 2/15/42				236,118
	238,679		Government National Mortgage Association I, 4.0%, 2/15/42				253,549
	331,277		Government National Mortgage Association I, 4.0%, 2/15/44				353,904
	146,469		Government National Mortgage Association I, 4.0%, 2/15/45				155,576
	150,955		Government National Mortgage Association I, 4.0%, 2/15/45				160,277
	248,119		Government National Mortgage Association I, 4.0%, 2/15/45				263,585
	254,120		Government National Mortgage Association I, 4.0%, 2/15/45				270,157
	753,978		Government National Mortgage Association I, 4.0%, 2/15/45				801,660
	1,740,353		Government National Mortgage Association I, 4.0%, 2/15/45				1,850,236
	9,655		Government National Mortgage Association I, 4.0%, 3/15/39				10,257
	79,836		Government National Mortgage Association I, 4.0%, 3/15/41				84,815
	121,153		Government National Mortgage Association I, 4.0%, 3/15/44				128,896
	188,690		Government National Mortgage Association I, 4.0%, 3/15/44				200,397
	243,344		Government National Mortgage Association I, 4.0%, 3/15/44				258,355
	249,922		Government National Mortgage Association I, 4.0%, 3/15/44				265,475
	633,088		Government National Mortgage Association I, 4.0%, 3/15/44				676,116
	3,747,574		Government National Mortgage Association I, 4.0%, 3/15/44				3,980,291
	6,426,506		Government National Mortgage Association I, 4.0%, 3/15/44				6,824,767
	1,446,195		Government National Mortgage Association I, 4.0%, 3/15/45				1,535,792
	12,679		Government National Mortgage Association I, 4.0%, 4/15/39				13,470
	14,900		Government National Mortgage Association I, 4.0%, 4/15/39				15,829
	233,859		Government National Mortgage Association I, 4.0%, 4/15/40				248,390
	22,852		Government National Mortgage Association I, 4.0%, 4/15/41				24,350
	9,374		Government National Mortgage Association I, 4.0%, 4/15/43				9,959
	2,508,876		Government National Mortgage Association I, 4.0%, 4/15/43				2,663,504
	18,335		Government National Mortgage Association I, 4.0%, 4/15/44				19,478
	257,917		Government National Mortgage Association I, 4.0%, 4/15/44				273,910
	868,832		Government National Mortgage Association I, 4.0%, 4/15/44				922,917
	2,013,890		Government National Mortgage Association I, 4.0%, 4/15/44				2,138,555
	287,868		Government National Mortgage Association I, 4.0%, 4/15/45				307,355
	13,167		Government National Mortgage Association I, 4.0%, 5/15/41				13,987
	101,946		Government National Mortgage Association I, 4.0%, 5/15/41				108,601
	318,891		Government National Mortgage Association I, 4.0%, 5/15/41				339,641
	1,932,957		Government National Mortgage Association I, 4.0%, 5/15/42				2,060,139
	14,703		Government National Mortgage Association I, 4.0%, 5/15/43				15,740
	105,395		Government National Mortgage Association I, 4.0%, 5/15/43				111,844
	227,485		Government National Mortgage Association I, 4.0%, 5/15/43				241,652
	479,173		Government National Mortgage Association I, 4.0%, 5/15/44				508,909
	259,621		Government National Mortgage Association I, 4.0%, 5/15/45				275,819
	10,729		Government National Mortgage Association I, 4.0%, 6/15/41				11,397
	12,840		Government National Mortgage Association I, 4.0%, 6/15/41				13,679
	3,423,445		Government National Mortgage Association I, 4.0%, 6/15/41				3,636,641
	158,221		Government National Mortgage Association I, 4.0%, 6/15/42				168,652
	164,705		Government National Mortgage Association I, 4.0%, 6/15/42				175,463
	288,968		Government National Mortgage Association I, 4.0%, 6/15/42				307,865
	123,031		Government National Mortgage Association I, 4.0%, 6/15/43				130,560
	21,108		Government National Mortgage Association I, 4.0%, 7/15/39				22,411
	519,661		Government National Mortgage Association I, 4.0%, 7/15/40				553,228
	16,640		Government National Mortgage Association I, 4.0%, 7/15/41				17,775
	23,882		Government National Mortgage Association I, 4.0%, 7/15/41				25,454
	70,569		Government National Mortgage Association I, 4.0%, 7/15/41				75,192
	172,989		Government National Mortgage Association I, 4.0%, 7/15/41				184,307
	271,696		Government National Mortgage Association I, 4.0%, 7/15/41				288,641
	297,277		Government National Mortgage Association I, 4.0%, 7/15/41				316,155
	161,185		Government National Mortgage Association I, 4.0%, 7/15/43				172,257
	60,330		Government National Mortgage Association I, 4.0%, 7/15/45				64,067
	224,723		Government National Mortgage Association I, 4.0%, 8/15/40				238,737
	372,504		Government National Mortgage Association I, 4.0%, 8/15/40				397,954
	3,529		Government National Mortgage Association I, 4.0%, 8/15/41				3,748
	10,250		Government National Mortgage Association I, 4.0%, 8/15/41				10,892
	18,295		Government National Mortgage Association I, 4.0%, 8/15/41				19,436
	138,811		Government National Mortgage Association I, 4.0%, 8/15/41				147,878
	146,522		Government National Mortgage Association I, 4.0%, 8/15/43				155,607
	758,375		Government National Mortgage Association I, 4.0%, 8/15/43				805,481
	221,181		Government National Mortgage Association I, 4.0%, 8/15/44				235,013
	276,475		Government National Mortgage Association I, 4.0%, 8/15/44				293,692
	636,878		Government National Mortgage Association I, 4.0%, 8/15/44				676,579
	1,722,737		Government National Mortgage Association I, 4.0%, 8/15/44				1,830,222
	2,242,547		Government National Mortgage Association I, 4.0%, 8/15/44				2,382,086
	91,430		Government National Mortgage Association I, 4.0%, 9/15/40				97,094
	11,241		Government National Mortgage Association I, 4.0%, 9/15/41				11,976
	11,308		Government National Mortgage Association I, 4.0%, 9/15/41				12,010
	12,304		Government National Mortgage Association I, 4.0%, 9/15/41				13,107
	14,545		Government National Mortgage Association I, 4.0%, 9/15/41				15,452
	51,570		Government National Mortgage Association I, 4.0%, 9/15/41				54,850
	115,551		Government National Mortgage Association I, 4.0%, 9/15/41				122,929
	418,900		Government National Mortgage Association I, 4.0%, 9/15/41				445,582
	1,070,710		Government National Mortgage Association I, 4.0%, 9/15/41				1,136,288
	23,564		Government National Mortgage Association I, 4.0%, 9/15/43				25,019
	150,345		Government National Mortgage Association I, 4.0%, 9/15/43				160,461
	222,121		Government National Mortgage Association I, 4.0%, 9/15/43				235,945
	12,824		Government National Mortgage Association I, 4.0%, 9/15/44				13,624
	149,382		Government National Mortgage Association I, 4.0%, 9/15/44				158,713
	224,138		Government National Mortgage Association I, 4.0%, 9/15/44				238,095
	305,237		Government National Mortgage Association I, 4.0%, 9/15/44				324,275
	309,783		Government National Mortgage Association I, 4.0%, 9/15/44				330,263
	323,359		Government National Mortgage Association I, 4.0%, 9/15/44				343,469
	607,781		Government National Mortgage Association I, 4.0%, 9/15/44				645,573
	890,449		Government National Mortgage Association I, 4.0%, 9/15/44				945,825
	1,401,790		Government National Mortgage Association I, 4.0%, 9/15/44				1,488,598
	1,562,573		Government National Mortgage Association I, 4.0%, 9/15/44				1,660,575
	2,136,599		Government National Mortgage Association I, 4.0%, 9/15/44				2,276,349
	2,371,922		Government National Mortgage Association I, 4.0%, 9/15/44				2,519,760
	5,516,677		Government National Mortgage Association I, 4.0%, 9/15/44				5,859,503
	5,598,207		Government National Mortgage Association I, 4.0%, 9/15/44				5,950,035
	255,758		Government National Mortgage Association I, 4.0%, 9/15/45				273,489
	678,897		Government National Mortgage Association I, 4.5%, 1/15/40				742,934
	151,238		Government National Mortgage Association I, 4.5%, 10/15/33				164,860
	1,875,959		Government National Mortgage Association I, 4.5%, 11/15/40				2,033,562
	1,889,489		Government National Mortgage Association I, 4.5%, 3/15/38				2,051,211
	91,719		Government National Mortgage Association I, 4.5%, 4/15/35				99,269
	117,123		Government National Mortgage Association I, 4.5%, 4/15/35				127,635
	1,215,260		Government National Mortgage Association I, 4.5%, 6/15/40				1,317,354
	1,189,600		Government National Mortgage Association I, 4.5%, 6/15/41				1,287,079
	1,585,035		Government National Mortgage Association I, 4.5%, 6/15/41				1,714,902
	602,282		Government National Mortgage Association I, 4.5%, 7/15/41				652,274
	3,342,584		Government National Mortgage Association I, 4.5%, 8/15/41				3,617,753
	216,904		Government National Mortgage Association I, 4.5%, 9/15/33				238,220
	411,512		Government National Mortgage Association I, 4.5%, 9/15/40				448,100
	8,139		Government National Mortgage Association I, 5.0%, 10/15/18				8,570
	46,774		Government National Mortgage Association I, 5.0%, 10/15/18				48,976
	120,598		Government National Mortgage Association I, 5.0%, 6/15/21				126,054
	515,800		Government National Mortgage Association I, 5.0%, 9/15/33				570,108
	557,888		Government National Mortgage Association I, 5.125%, 10/15/38				620,347
	175,668		Government National Mortgage Association I, 5.5%, 1/15/34				198,246
	125,344		Government National Mortgage Association I, 5.5%, 1/15/35				141,670
	14,484		Government National Mortgage Association I, 5.5%, 10/15/19				14,944
	140,470		Government National Mortgage Association I, 5.5%, 10/15/19				145,424
	245,004		Government National Mortgage Association I, 5.5%, 10/15/34				276,888
	363		Government National Mortgage Association I, 5.5%, 12/15/18				363
	90,384		Government National Mortgage Association I, 5.5%, 12/15/35				100,823
	97,476		Government National Mortgage Association I, 5.5%, 2/15/35				108,772
	360,642		Government National Mortgage Association I, 5.5%, 2/15/35				407,421
	13		Government National Mortgage Association I, 5.5%, 2/15/37				15
	49		Government National Mortgage Association I, 5.5%, 3/15/17				49
	88,997		Government National Mortgage Association I, 5.5%, 3/15/37				100,321
	120,956		Government National Mortgage Association I, 5.5%, 3/15/37				134,926
	213,610		Government National Mortgage Association I, 5.5%, 3/15/37				238,281
	147,831		Government National Mortgage Association I, 5.5%, 4/15/34				168,041
	93,651		Government National Mortgage Association I, 5.5%, 6/15/35				105,858
	95,672		Government National Mortgage Association I, 5.5%, 7/15/33				109,106
	251,418		Government National Mortgage Association I, 5.5%, 7/15/34				282,949
	48,475		Government National Mortgage Association I, 5.5%, 8/15/19				49,909
	32,265		Government National Mortgage Association I, 5.5%, 9/15/19				32,539
	35,507		Government National Mortgage Association I, 5.5%, 9/15/19				36,473
	101,754		Government National Mortgage Association I, 5.5%, 9/15/19				104,842
	71,135		Government National Mortgage Association I, 5.75%, 10/15/38				80,590
	220,018		Government National Mortgage Association I, 5.75%, 10/15/38				247,593
	21,261		Government National Mortgage Association I, 6.0%, 1/15/33				24,112
	100,995		Government National Mortgage Association I, 6.0%, 1/15/33				117,114
	50,842		Government National Mortgage Association I, 6.0%, 1/15/34				58,943
	30,820		Government National Mortgage Association I, 6.0%, 10/15/33				34,958
	360,298		Government National Mortgage Association I, 6.0%, 10/15/37				408,446
	201,198		Government National Mortgage Association I, 6.0%, 11/15/33				228,603
	80,395		Government National Mortgage Association I, 6.0%, 2/15/33				93,239
	106,194		Government National Mortgage Association I, 6.0%, 2/15/33				123,216
	9,607		Government National Mortgage Association I, 6.0%, 3/15/33				10,890
	44,126		Government National Mortgage Association I, 6.0%, 3/15/33				51,179
	77,907		Government National Mortgage Association I, 6.0%, 3/15/33				92,459
	32,433		Government National Mortgage Association I, 6.0%, 5/15/33				36,790
	152,019		Government National Mortgage Association I, 6.0%, 5/15/33				177,427
	327,802		Government National Mortgage Association I, 6.0%, 5/15/33				371,700
	5,440		Government National Mortgage Association I, 6.0%, 6/15/17				5,460
	6,871		Government National Mortgage Association I, 6.0%, 6/15/17				6,891
	81,314		Government National Mortgage Association I, 6.0%, 6/15/33				94,285
	207,966		Government National Mortgage Association I, 6.0%, 6/15/33				239,137
	10,825		Government National Mortgage Association I, 6.0%, 7/15/17				10,890
	14,320		Government National Mortgage Association I, 6.0%, 7/15/17				14,385
	73,993		Government National Mortgage Association I, 6.0%, 7/15/33				85,494
	157,708		Government National Mortgage Association I, 6.0%, 7/15/33				181,589
	466,556		Government National Mortgage Association I, 6.0%, 7/15/38				528,903
	147,158		Government National Mortgage Association I, 6.0%, 8/15/32				170,849
	8,935		Government National Mortgage Association I, 6.0%, 9/15/19				8,955
	52,235		Government National Mortgage Association I, 6.0%, 9/15/33				60,089
	101,118		Government National Mortgage Association I, 6.0%, 9/15/33				114,729
	10,115		Government National Mortgage Association I, 6.5%, 1/15/29				11,554
	3,640		Government National Mortgage Association I, 6.5%, 10/15/31				4,158
	4,264		Government National Mortgage Association I, 6.5%, 10/15/31				4,871
	13,568		Government National Mortgage Association I, 6.5%, 10/15/32				15,498
	50,950		Government National Mortgage Association I, 6.5%, 11/15/32				59,983
	324		Government National Mortgage Association I, 6.5%, 12/15/31				376
	3,385		Government National Mortgage Association I, 6.5%, 2/15/32				3,925
	1,786		Government National Mortgage Association I, 6.5%, 3/15/32				2,087
	1,609		Government National Mortgage Association I, 6.5%, 5/15/29				1,842
	15,221		Government National Mortgage Association I, 6.5%, 5/15/32				17,386
	3,099		Government National Mortgage Association I, 6.5%, 6/15/32				3,539
	3,588		Government National Mortgage Association I, 6.5%, 6/15/32				4,098
	4,755		Government National Mortgage Association I, 6.5%, 7/15/32				5,431
	7,016		Government National Mortgage Association I, 6.5%, 7/15/32				8,014
	22,585		Government National Mortgage Association I, 6.5%, 7/15/35				25,798
	2,982		Government National Mortgage Association I, 6.5%, 8/15/32				3,406
	3,042		Government National Mortgage Association I, 6.5%, 8/15/32				3,475
	28,580		Government National Mortgage Association I, 6.5%, 8/15/32				32,646
	39,171		Government National Mortgage Association I, 6.5%, 9/15/32				44,744
	67,980		Government National Mortgage Association I, 6.5%, 9/15/32				77,651
	294		Government National Mortgage Association I, 7.0%, 5/15/29				313
	504		Government National Mortgage Association I, 7.0%, 5/15/29				566
	797		Government National Mortgage Association I, 7.0%, 5/15/31				819
	7,708		Government National Mortgage Association I, 7.0%, 8/15/29				7,888
	95		Government National Mortgage Association I, 7.5%, 8/15/29				95
	6,891,971		Government National Mortgage Association II, 3.0%, 8/20/46				6,988,242
	14,985,103		Government National Mortgage Association II, 3.0%, 9/20/46				15,194,422
	1,930,345		Government National Mortgage Association II, 3.5%, 3/20/45				2,009,926
	3,048,092		Government National Mortgage Association II, 3.5%, 3/20/46				3,188,188
	1,140,372		Government National Mortgage Association II, 3.5%, 4/20/45				1,187,870
	2,565,451		Government National Mortgage Association II, 3.5%, 4/20/45				2,669,693
	2,961,467		Government National Mortgage Association II, 3.5%, 4/20/45				3,086,652
	10,035,254		Government National Mortgage Association II, 3.5%, 8/20/45				10,442,618
	7,152,047		Government National Mortgage Association II, 4.0%, 10/20/44				7,601,763
	15,424,871		Government National Mortgage Association II, 4.0%, 10/20/46				16,401,234
	479,742		Government National Mortgage Association II, 4.5%, 1/20/35				516,341
	782,217		Government National Mortgage Association II, 4.5%, 12/20/34				842,240
	426,702		Government National Mortgage Association II, 4.5%, 3/20/35				459,148
	4,604,189		Government National Mortgage Association II, 4.5%, 9/20/41				4,962,339
	7,375		Government National Mortgage Association II, 5.5%, 10/20/37				8,179
	125,583		Government National Mortgage Association II, 5.5%, 3/20/34				144,203
	180,317		Government National Mortgage Association II, 6.0%, 10/20/33				209,827
	53,530		Government National Mortgage Association II, 6.0%, 5/20/32				62,279
	273		Government National Mortgage Association II, 6.5%, 1/20/28				312
	4,311		Government National Mortgage Association II, 7.0%, 1/20/29				5,072
	62,705,000		U.S. Treasury Bills, 1/12/17 (d)				62,698,730
	15,585,000		U.S. Treasury Bills, 1/19/17 (d)				15,582,132
	36,000,000		U.S. Treasury Bills, 1/5/17 (d)				35,999,280
	5,000,000		U.S. Treasury Bonds, 4.75%, 2/15/37				6,507,615
	121,813,182		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45				114,619,018
	63,858,793		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46				64,128,660
							$1,464,195,730
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $1,467,495,347)				$1,464,195,730

			FOREIGN GOVERNMENT BONDS - 4.1%
	10,915,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)				$11,171,502
	17,900,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)				16,691,750
BRL	53,350,000		Brazilian Government International Bond, 10.25%, 1/10/28				15,182,793
	8,500,000		City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)				8,691,250
	6,037,000		Ecuador Government International Bond, 10.5%, 3/24/20 (144A)				6,489,775
GHS	41,095,000		Ghana Government Bond, 24.5%, 4/22/19				10,179,815
GHS	18,320,000		Ghana Government Bond, 24.75%, 7/19/21				4,997,241
	4,865,000		Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)				4,739,775
	4,385,000		Kenya Government International Bond, 5.875%, 6/24/19 (144A)				4,480,900
MXN	272,040,000		Mexican Bonos, 6.5%, 6/9/22				12,738,228
MXN	46,890,000		Mexican Bonos, 7.5%, 6/3/27				2,263,241
MXN	339,869,276		Mexican Udibonos, 2.0%, 6/9/22				15,896,802
MXN	246,833,679		Mexican Udibonos, 3.5%, 12/14/17				12,197,906
	9,860,000		Namibia International Bonds, 5.25%, 10/29/25 (144A)				9,653,926
NZD	47,070,000		New Zealand Government Bond, 4.5%, 4/15/27				35,895,172
NOK	63,500,000		Norway Government Bond, 2.0%, 5/24/23				7,633,103
NOK	118,980,000		Norway Government Bond, 4.5%, 5/22/19				14,994,939
	3,027,220		Province of Salta Argentina, 9.5%, 3/16/22 (144A)				3,133,173
	2,815,000		Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)				3,062,720
	3,330,000		Provincia de Cordoba, 7.125%, 6/10/21 (144A)				3,421,575
	10,955,000		Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)				10,626,350
AUD	20,665,000		Queensland Treasury Corp., 5.5%, 6/21/21				16,782,911
	5,050,000		Republic of Argentina Government Bond, 6.625%, 7/6/28				4,950,515
RON	41,660,000		Romania Government Bond, 5.85%, 4/26/23				11,136,559
RON	17,400,000		Romania Government Bond, 5.95%, 6/11/21				4,614,351
RUB	25,000		Russian Federal Bond - OFZ, 7.6%, 7/20/22				399
							$251,626,671
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $294,352,158)				$251,626,671

			MUNICIPAL BONDS - 2.2% (f)
			Municipal Development - 0.5%
	7,050,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38				$7,353,291
	1,765,000	0.74	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30				1,765,000
	19,893,000		New Jersey Economic Development Authority, 2/15/18 (d)				19,433,671
							$28,551,962
			Municipal Education - 0.0%+
	2,300,000		Amherst College, 3.794%, 11/1/42				$2,225,588

			Municipal General - 0.4%
	17,600,000		JobsOhio Beverage System, 3.985%, 1/1/29				$18,585,952
	4,480,000		JobsOhio Beverage System, 4.532%, 1/1/35				4,835,802
							$23,421,754
			Higher Municipal Education - 0.5%
	4,550,000		Baylor University, 4.313%, 3/1/42				$4,595,591
	5,155,000		California Educational Facilities Authority, 5.0%, 6/1/46				6,601,699
	2,075,000	0.59	Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36				2,075,000
	2,380,000	0.60	Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36				2,380,000
	2,840,000		Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40				3,588,141
	3,530,000	0.59	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 11/1/49				3,530,000
	4,025,000		Massachusetts Institute of Technology, 5.6%, 7/1/11				4,878,787
							$27,649,218
			Municipal Medical - 0.1%
	1,420,000	0.67	Geisinger Authority, Floating Rate Note, 8/1/22				$1,420,000
	3,005,000	0.72	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41				3,005,000
	1,480,000	0.72	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/49				1,480,000
							$5,905,000
			Municipal Tobacco - 0.6%
	1,695,000		Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34				$1,464,090
	9,033,000		Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47				7,925,825
	3,357,000		Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42				2,921,060
	3,745,000		Golden State Tobacco Securitization Corp., 5.125%, 6/1/47				3,300,431
	1,285,000		Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48				1,137,790
	22,675,000		Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41				19,726,796
	1,325,000		Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47				1,127,959
							$37,603,951
			Municipal Transportation - 0.0%+
	2,620,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62				$2,628,725

			Municipal Obligation - 0.1%
	13,525,000		Commonwealth of Puerto Rico, 8.0%, 7/1/35 (e)				$9,112,469

			TOTAL MUNICIPAL BONDS
			(Cost $133,754,340)				$137,098,667

			SENIOR FLOATING RATE LOAN INTERESTS - 9.3%**
			Energy - 0.3%
			Oil & Gas Exploration & Production - 0.0%+
	973,901	9.75	EP Energy LLC, Loan, 6/30/21				$1,021,378
			Oil & Gas Refining & Marketing - 0.1%
	1,884,140	3.52	Pilot Travel Centers LLC, 2016 Refinancing Tranche B Term Loan, 5/18/23				$1,901,216
			Oil & Gas Storage & Transportation - 0.2%
	2,650,000	3.85	Energy Transfer Equity LP, Loan (2013), 12/2/19				$2,654,969
	10,429,661	6.25	Gulf Finance LLC, Tranche B Term Loan, 8/17/23				10,533,957
							$13,188,926
			Coal & Consumable Fuels - 0.0%+
	1,392,235	8.15	Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (e)				$222,758
			Total Energy				$16,334,278
			Materials - 1.0%
			Commodity Chemicals - 0.0%+
	1,694,603	4.50	Tronox Pigments Holland BV, New Term Loan, 3/19/20				$1,701,535
			Fertilizers & Agricultural Chemicals - 0.1%
	4,210,875	4.25	Methanol Holdings Trinidad, Ltd., Initial Term Loan, 6/2/22				$4,137,185
			Specialty Chemicals - 0.2%
	3,920,791	3.25	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20				$3,951,667
	123,105	4.25	Kloeckner Pentaplast of America, Inc., Initial German Borrower Dollar Term Loan, 4/28/20				124,541
	288,066	4.25	Kloeckner Pentaplast of America, Inc., Initial U.S. Dollar Term Loan, 4/28/20				291,427
	5,634,908	5.00	MacDermid, Inc., Tranche B-4 Term Loan, 10/13/23				5,710,821
	997,500	5.25	OMNOVA Solutions, Inc., Term B-2 Loan, 8/17/23				1,016,203
	453,598	2.88	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21				456,886
							$11,551,545
			Construction Materials - 0.1%
	524,750	4.25	CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20				$529,670
	1,401,797	4.25	CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20				1,414,939
	4,632,244	4.25	CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20				4,675,671
							$6,620,280
			Metal & Glass Containers - 0.1%
	4,909,076	4.75	BWAY Holding Co., Initial Term Loan (2016), 8/14/23				$4,936,075
			Paper Packaging - 0.2%
	5,512,129	8.00	Caraustar Industries, Inc., Incremental Term Loan, 6.75%, 5/1/19				$5,612,037
	291,054	8.00	Caraustar Industries, Inc., Term Loan, 5/1/19				296,330
	6,647,305	4.50	Coveris Holdings SA, USD Term Loan, 4/14/19				6,693,005
							$12,601,372
			Aluminum - 0.1%
	3,521,375	4.02	Novelis, Inc., Initial Term Loan, 5/28/22				$3,544,327
			Diversified Metals & Mining - 0.1%
	1,650,946	3.75	Fortescue Metals Group Ltd., Bank Loan, 6/30/19				$1,656,312
	1,858,301	4.00	US Silica Co., Term Loan, 7/23/20				1,850,170
							$3,506,482
			Steel - 0.0%+
	1,661,750	4.00	Atkore International, Inc., Initial Term Loan (First Lien) Retired 12/22/16, 12/22/23				$1,678,368
			Paper Products - 0.1%
	7,171,316	6.25	Appvion, Inc., Term Commitment, 6/28/19				$6,938,248
	2,106,908	4.25	Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21				2,117,443
							$9,055,691
			Total Materials				$59,332,860
			Capital Goods - 1.5%
			Aerospace & Defense - 0.5%
	5,041,799	4.00	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19				$4,780,255
	3,269,364	5.50	Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21				3,216,236
	5,818,754	3.50	DigitalGlobe, Inc., Term Loan, 12/22/23				5,869,668
	8,000,000	4.68	DynCorp International, Inc., Term Loan B2, 7/7/20				8,040,832
	7,090,165	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19				7,183,224
							$29,090,215
			Building Products - 0.2%
	2,171,437	4.00	Quikrete Holdings, Inc., Initial Loan (First Lien), 11/3/23				$2,195,866
	960,375	4.00	Summit Materials LLC, Restatement Effective Date Term Loan, 6/26/22				968,928
	3,958,469	4.25	Unifrax Corp., New Term B Loan, 12/31/19				3,952,286
EURO	3,796,736	4.50	Unifrax I LLC, New Term Euro Loan, 11/28/18				3,997,723
							$11,114,803
			Electrical Components & Equipment - 0.1%
	3,216,896	5.25	Pelican Products, Inc., Term Loan (First Lien), 4/8/20				$3,216,896
	1,364,485	5.00	Sybil Software LLC, Initial Dollar Term Loan, 8/3/22				1,384,270
	2,123,237	6.50	WireCo WorldGroup, Inc., Initial Term Loan (First Lien), 7/22/23				2,140,930
							$6,742,096
			Industrial Conglomerates - 0.1%
	1,508,379	4.50	Doosan Infracore, Tranche B Term, 5/28/21				$1,532,852
	3,063,945	4.25	Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21				3,070,649
	3,500,000	4.50	Milacron LLC, Term Loan, 9/28/20				3,537,100
							$8,140,601
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	2,629,083	6.50	Navistar, Inc., Tranche B Term Loan, 8/17/17				$2,666,876
	1,610,273	3.59	Terex Corp., U.S. Term Loan, 8/13/21				1,612,286
							$4,279,162
			Industrial Machinery - 0.3%
	14,641,157	5.00	NN, Inc., Tranche B Term Loan, 10/19/22				$14,707,496
	3,337,974	5.25	Tank Holding Corp., Initial Term Loan, 7/9/19				3,310,152
							$18,017,648
			Trading Companies & Distributors - 0.2%
	4,318,300	5.25	Nexeo Solutions LLC, Initial Term Loan, 5/17/23				$4,361,483
	6,310,125	4.25	Univar USA, Inc., Initial Dollar Term Loan, 6/25/22				6,362,524
	3,810,027	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19				3,821,933
							$14,545,940
			Total Capital Goods				$91,930,465
			Commercial Services & Supplies - 0.2%
			Environmental & Facilities Services - 0.1%
	2,628,188	3.50	Waste Industries USA, Inc., Term B Loan, 2/27/20				$2,640,096
	479,255	5.50	Wastequip LLC, Term Loan, 8/9/19				480,453
							$3,120,549
			Office Services & Supplies - 0.0%+
	895,506	3.25	West Corp., Refinanced Term B-12 Loan, 6/17/23				$898,492
			Security & Alarm Services - 0.1%
	4,026,397	4.00	Garda World Security Corp., Term B Loan, 11/1/20				$4,038,142
	1,030,009	4.00	Garda World Security Corp., Term B Loan, 11/8/20				1,033,013
							$5,071,155
			Total Commercial Services & Supplies				$9,090,196
			Transportation - 0.1%
			Airlines - 0.1%
	1,092,274	3.25	American Airlines, Inc., 1st Lien Term Loan B, 12/15/23				$1,098,760
	5,182,674	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18				5,244,218
	962,500	3.25	United Airlines, Inc., Class B Term Loan, 4/1/19				968,516
							$7,311,494
			Marine - 0.0%+
	1,679,218	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18				$1,633,039
			Total Transportation				$8,944,533
			Automobiles & Components - 0.4%
			Auto Parts & Equipment - 0.2%
	2,468,434	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21				$2,448,378
	2,419,465	3.75	MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21				2,429,042
	5,900,598	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22				5,989,107
	885,799	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20				889,121
							$11,755,648
			Tires & Rubber - 0.0%+
	3,308,333	3.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19				$3,345,966
			Automobile Manufacturers - 0.2%
	10,566,338	3.50	Chrysler Group LLC, Term Loan B, 5/24/17				$10,607,283
			Total Automobiles & Components				$25,708,897
			Consumer Durables & Apparel - 0.1%
			Housewares & Specialties - 0.1%
	3,391,287	4.25	Reynolds Group Holdings, Inc., U.S. Term Loan, 1/21/23				$3,432,521
			Leisure Products - 0.0%+
	1,000,000	5.75	Bass Pro Group LLC, Initial Term Loan, 11/16/23				$992,589
	2,193,519	3.75	BRP US, Inc., Term B Loan, 6/30/23				2,209,971
							$3,202,560
			Total Consumer Durables & Apparel				$6,635,081
			Consumer Services - 0.8%
			Casinos & Gaming - 0.2%
	10,241,000	6.00	Scientific Games, Initial Term B-2, 10/1/21				$10,378,158
			Hotels, Resorts & Cruise Lines - 0.1%
	1,506,943	4.50	Sabre GLBL, Inc., Incremental Term Loan, 2/19/19				$1,520,129
	2,450,525	4.00	Sabre GLBL, Inc., Term B Loan, 2/19/19				2,476,816
							$3,996,945
			Leisure Facilities - 0.1%
	8,506,949	6.00	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20				$8,527,153
	1,230,704	3.09	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22				1,242,819
							$9,769,972
			Restaurants - 0.1%
	4,702,454	4.00	Landry's, Inc., B Term Loan, 9/22/23				$4,760,059
			Education Services - 0.2%
	2,156,689	5.25	Cengage Learning, Inc., 2016 Refinancing Term Loan, 5/27/23				$2,099,177
	2,536,696	4.00	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21				2,422,544
	2,384,191	8.87	Laureate Education, Inc., Series 2021 Extended Term Loan, 3/23/21				2,397,603
	5,313,014	5.00	Nord Anglia Education, Initial Term Loan, 3/31/21				5,402,671
							$12,321,995
			Specialized Consumer Services - 0.1%
	213,306	5.01	Allied Universal Holdco LLC, Amendment Delayed Draw Term Loan, 7/28/22				$215,332
	1,073,732	5.50	Allied Universal Holdco LLC, Incremental Term Loan, 7/28/22				1,081,785
	2,038,455	5.25	GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21				2,030,811
	1,861,200	5.25	Kindercare Education LLC, Term B-1 Loan, 8/13/22				1,880,588
	1,429,226	4.75	Prime Security Services Borrower LLC, Term B Loan (First Lien), 6/19/21				1,440,711
	51,378	4.25	WASH Multifamily Laundry Systems LLC, Initial Canadian Term Loan (First Lien), 5/15/22				51,506
	293,371	4.25	WASH Multifamily Laundry Systems LLC, Initial US Term Loan (First Lien), 5/5/22				294,105
	1,117,723	4.07	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20				933,997
							$7,928,835
			Total Consumer Services				$49,155,964
			Media - 0.6%
			Advertising - 0.1%
	7,313,860	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18				$7,282,623
			Broadcasting - 0.2%
	871,288	4.52	Entercom Radio LLC, Term B Loan, 11/1/23				$882,506
	1,765,060	4.25	Hubbard Radio LLC, Term Loan, 5/12/22				1,751,086
	6,804,290	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20				6,844,456
							$9,478,048
			Cable & Satellite - 0.2%
	2,449,165	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19				$2,375,252
	3,705,600	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21				3,732,236
	2,453,568	6.75	MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21				2,268,527
	7,000,000	3.70	Ziggo Secured Finance Partnership, Term Loan D, 8/31/24				7,050,624
							$15,426,639
			Movies & Entertainment - 0.1%
	1,484,962	5.00	CDS US Intermediate Holdings, Inc., Initial Term Loan (First Lien), 6/25/22				$1,500,183
	3,699,158	3.75	WMG Acquisition Corp., Tranche C Term Loan, 11/1/23				3,734,763
							$5,234,946
			Total Media				$37,422,256
			Retailing - 0.3%
			Computer & Electronics Retail - 0.0%+
	125,638	4.68	Targus International LLC, Tranche A-2 Term Loan, 12/31/19 (c)				$121,241
	376,913	4.68	Targus International LLC, Tranche B Term Loan, 12/31/19 (c)				292,107
							$413,348
			Home Improvement Retail - 0.1%
	4,043,994	4.50	Apex Tool Group LLC, Term Loan, 2/1/20				$4,000,185
			Specialty Stores - 0.1%
	992,500	5.00	Pet Acquisition Merger LLC, Term Loan (First Lien), 1/15/23				$1,001,391
	5,424,228	4.00	PetSmart, Inc., Tranche B-2 Loan, 3/10/22				5,451,040
							$6,452,431
			Automotive Retail - 0.1%
	4,701,290	4.50	CWGS Group LLC, Term Loan, 11/3/23				$4,746,836
	703,910	3.50	The Hertz Corp., Tranche B-1 Term Loan, 6/30/23				706,989
							$5,453,825
			Total Retailing				$16,319,789
			Food & Staples Retailing - 0.1%
			Food Distributors - 0.1%
	698,968	4.00	AdvancePierre Foods, Inc., Effective Date Loan, 5/18/23				$708,667
	4,161,021	5.00	CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20				3,776,126
	482,956	4.25	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20				444,722
							$4,929,515
			Food Retail - 0.0%+
	1,273,985	3.77	Albertson's LLC, 2016-1 Term B-4 Loan Retired 12/23/16, 8/23/21				$1,290,009
	497,503	4.25	Albertson's LLC, 2016-1 Term B-5 Loan Retired 12/23/16, 12/23/22				504,779
	1,392,875	4.06	Albertson's LLC, Term B-6 Loan Retired 12/23/16, 6/23/23				1,412,800
							$3,207,588
			Total Food & Staples Retailing				$8,137,103
			Food, Beverage & Tobacco - 0.1%
			Packaged Foods & Meats - 0.1%
	2,374,050	6.50	Give and Go Prepared Foods Corp.,Term Loan (First Lien), 7/12/23				$2,381,963
	1,273,483	4.00	JBS USA LUX SA, 2015 Incremental Term Loan, 9/18/22				1,285,686
	1,078,533	5.29	Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23				1,097,174
	791,899	4.94	Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21				795,363
							$5,560,186
			Total Food, Beverage & Tobacco				$5,560,186
			Household & Personal Products - 0.0%+
			Personal Products - 0.0%+
	2,394,000	4.37	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23				$2,419,736
			Total Household & Personal Products				$2,419,736
			Health Care Equipment & Services - 1.2%
			Health Care Supplies - 0.2%
	8,406,097	5.00	Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20				$8,441,823
	1,624,438	4.25	Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22				1,635,586
							$10,077,409
			Health Care Services - 0.6%
	5,036,437	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19				$4,986,073
	1,103,660	6.50	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21				1,104,349
	4,072,769	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20				3,757,129
	2,443,661	6.50	BioScrip, Inc., Term Loan, 7/31/20				2,254,278
	2,799,066	3.75	Envision Healthcare Corp., Initial Term Loan, 11/17/23				2,825,307
	2,969,925	6.00	HC Group Holdings III, Inc., Initial Term Loan (First Lien), 3/25/22				2,865,977
	1,275,350	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21				1,282,325
	436,389	4.75	NVA Holdings, Inc., Term Loan (First Lien), 8/8/21				439,116
	14,265,000	0.00	Teamhealth, Inc., 1st Lien Bridge Loan, 10/31/17				14,265,000
							$33,779,554
			Health Care Facilities - 0.4%
	3,772,197	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21				$3,655,662
	6,086,367	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18				6,048,327
	8,714,152	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21				8,721,411
	1,504,684	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (e)				1,482,114
	1,965,988	6.00	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18				2,002,850
	3,255,456	5.00	Vizient, Inc., Term B-2 Loan, 2/11/23				3,311,069
							$25,221,433
			Managed Health Care - 0.0%+
	1,093,898	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)				$1,077,489
			Health Care Technology - 0.0%+
	2,933,388	3.75	Change Healthcare Holdings, Inc., Term B-2 Loan, 11/2/18				$2,942,860
			Pharmaceuticals - 0.0%+
	1,745,625	4.75	Genoa a QoL Healthcare Co LLC, Initial Term Loan (First Lien), 10/28/23				$1,757,263
			Total Health Care Equipment & Services				$74,856,008
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Pharmaceuticals - 0.3%
	5,494,500	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21				$4,318,336
	2,398,500	4.25	DPx Holdings BV, 2015 Incremental Dollar Term Loan, 1/23/21				2,417,738
	2,468,819	3.75	Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22				2,482,129
	3,159,634	3.50	Prestige Brands, Inc., Term B-3 Loan, 9/3/21				3,189,912
	6,292,625	3.18	RPI Finance Trust, Term B-5 Term Loan, 10/5/22				6,370,723
							$18,778,838
			Life Sciences Tools & Services - 0.1%
	3,505,625	6.01	Albany Molecular Research, Inc., Term Loan, 7/14/21				$3,553,827
			Total Pharmaceuticals, Biotechnology & Life Sciences				$22,332,665
			Banks - 0.0%+
			Thrifts & Mortgage Finance - 0.0%+
	1,020,000	6.00	Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20				$1,033,175
			Total Banks				$1,033,175
			Diversified Financials - 0.1%
			Other Diversified Financial Services - 0.1%
	2,644,215	3.63	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18				$2,669,005
	852,904	4.75	Builders FirstSource, Inc., Initial Term Loan, 7/31/22				861,539
	1,254,500	5.50	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19				1,225,490
							$4,756,034
			Specialized Finance - 0.0%+
	2,683,057	3.50	Trans Union LLC, 2016 Incremental Term B-2 Commitment, 4/9/21				$2,705,337
			Total Diversified Financials				$7,461,371
			Insurance - 0.5%
			Insurance Brokers - 0.4%
	2,675,431	4.50	NFP Corp., Term Loan B, 12/9/23				$2,704,973
	2,668,611	4.50	National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20				2,683,344
	19,048,697	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19				19,147,903
							$24,536,220
			Multi-line Insurance - 0.0%+
	496,943	4.75	Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22				$499,531
			Property & Casualty Insurance - 0.1%
	5,047,405	5.75	Confie Seguros Holding II Co., Term B Loan, 4/13/22				$5,082,106
			Total Insurance				$30,117,857
			Real Estate - 0.2%
			Specialized REIT - 0.2%
	9,246,424	5.00	Communications Sales & Leasing, Inc., Term Loan, 10/16/22				$9,366,628
			Real Estate Operating Companies - 0.0%+
	2,827,931	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20				$2,799,651
			Total Real Estate				$12,166,279
			Software & Services - 0.5%
			IT Consulting & Other Services - 0.2%
	2,969,925	6.50	Sitel Worldwide Corp., Term B-1 Loan (First Lien), 8/21/21				$2,967,142
	11,500,803	5.84	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21				10,544,799
	1,230,213	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21				1,230,212
	768,817	7.00	TaxAct, Inc., Initial Term Loan, 12/31/22				774,583
							$15,516,736
			Data Processing & Outsourced Services - 0.1%
	1,577,413	3.76	First Data Corp., 2021C New Dollar Term Loan, 3/24/21				$1,597,553
	2,798,860	3.76	First Data Corp., 2022C New Dollar Term Loan, 7/10/22				2,833,146
							$4,430,699
			Application Software - 0.2%
	3,241,875	6.25	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23				$3,202,703
	2,372,210	4.50	MA FinanceCo LLC, Initial Tranche B-2 Term Loan, 11/20/21				2,401,863
	3,455,809	6.25	STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22				3,378,053
	4,013,871	3.57	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19				4,045,982
							$13,028,601
			Total Software & Services				$32,976,036
			Technology Hardware & Equipment - 0.1%
			Electronic Equipment Manufacturers - 0.0%+
	1,220,966	3.45	Zebra Technologies Corp., Refinancing Term Loan, 12/27/21				$1,235,635
			Electronic Components - 0.1%
	5,182,688	5.75	Mirion Technologies Finance LLC, Initial Term Loan (First Lien), 1/26/22				$5,160,013
			Total Technology Hardware & Equipment				$6,395,648
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductor Equipment - 0.0%+
	1,884,830	3.09	Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21				$1,899,997
			Semiconductors - 0.1%
	651,843	3.75	Microsemi Corp., Closing Date Term B Loan, 12/17/22				$659,380
	3,167,063	3.90	On Semiconductor Corp., Term Loan (First Lien), 3/31/23				3,208,849
							$3,868,229
			Total Semiconductors & Semiconductor Equipment				$5,768,226
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.0%+
	384,477	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20				$382,554
			Wireless Telecommunication Services - 0.3%
	17,041,760	2.75	Virgin Media Bristol LLC, I Facility, 1/31/25				$17,141,165
			Total Telecommunication Services				$17,523,719
			Utilities - 0.4%
			Electric Utilities - 0.2%
	5,179,595	5.84	APLP Holdings LP, Term Loan, 4/12/23				$5,218,442
	2,037,656	5.00	TPF II Power, LLC, Term Loan, 10/2/21				2,059,051
	450,357	5.00	Vistra Operations Co LLC, Initial Term C Loan, 8/4/23				456,620
	1,974,643	5.00	Vistra Operations Co LLC, Initial Term Loan, 8/4/23				1,993,155
							$9,727,268
			Water Utilities - 0.1%
	3,600,751	4.00	WCA Waste Systems Inc., Term Loan (First Lien), 8/12/23				$3,617,253
			Independent Power Producers & Energy Traders - 0.1%
	7,769,249	3.59	Calpine Corp., Term Loan, 5/28/22				$7,812,951
	809,148	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20				813,278
							$8,626,229
			Total Utilities				$21,970,750
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $565,213,418)				$569,593,078

			TEMPORARY CASH INVESTMENTS - 1.3%
			Repurchase Agreements - 1.0%
	28,200,000		$28,200,000 ScotiaBank, 0.50%, dated 12/30/16 plus accrued interest on 1/3/17
			collateralized by the following
			$2,840,372 Freddie Mac Giant, 3.5-4.0%, 10/1/28-9/1/44
			$19,811,989 Federal National Mortgagte Association, 3.0-4.5%, 1/1/26-7/1/46
			$6,113,217 Government National Mortgagte Association, 2.0-4.0%, 9/20/44-11/20/46				$28,200,000

	32,470,000		$32,470,000 RBC Capital Markets LLC, 0.43%, dated 12/30/16 plus accrued interest on 1/3/17
			collateralized by the following:
			$316,200 Freddie Mac Giant, 3.0%, 12/1/46
			$9,645,467 Federal Home Loan Mortgage Corp., 2.243% - 3.352%, 9/1/34-11/1/42
			$14,305,796 Federal National Mortgage Association (ARM), 2.354% - 3.795%, 5/1/35-12/1/46
			$8,851,937 Federal National Mortgage Association, 2.5% - 4.0%, 11/1/34-10/1/46				32,470,000
							$60,670,000
			Certificate of Deposit - 0.3%
	15,605,000	1.26	Sumitomo Mitsui, Floating Rate Note, 11/1/16				$15,616,952

			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $76,275,000)				$76,286,952

	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date
			CALL OPTIONS PURCHASED - 0.0%+
MXN	209,523 (j)		Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp	$- (l)	10/23/22	$-
MXN	209,523 (k)		Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp	- (l)	10/23/22	-
							$-
			TOTAL CALL OPTIONS PURCHASED
			(Premiums paid $0)				$-

			TOTAL INVESTMENT IN SECURITIES - 102.3%
			(Cost $6,280,993,654) (a)				$6,282,392,411

			OTHER ASSETS & LIABILITIES - (2.3)%				$(138,362,150)

			TOTAL NET ASSETS - 100.0%				$6,144,030,261

	+		Amount rounds to less than 0.1%.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe or event-linked bond. At December 31, 2016, the value of these securities amounted to $115,323,415 or 1.9% of total net assets.

	REMICS		Real Estate Mortgage Investment Conduits.

	(Perpetual)		Security with no stated maturity date.

	(PIK)		Represents a pay in kind security.

	REIT		Real Estate Investment Trust.

	(TBA)		"To Be Announced" Securities.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2016, the value of these securities amounted to $1,968,097,509 or 32.0% of total net assets.

	*		Non-income producing security.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At December 31, 2016, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $6,280,993,654 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost				$166,646,057

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value				(165,247,300)

			Net unrealized appreciation				$1,398,757

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

	(c)		Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes To Financial Statements — Note 1A.

	(d)		Security issued with a zero coupon. Income is earned through accretion of discount.

	(e)		Security is in default.

	(f)		Consists of Revenue Bonds unless otherwise indicated.

	(g)		Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

	(h)		Structured reinsurance investment. At December 31, 2016, the value of these securities amounted to $164,587,014 or 2.7% of total net assets.

	(i)		Rate to be determined.

	(j)		Option does not become effective until underlying company's outstanding common shares
			reach a market capitalization of MXN 12.5 Billion.

	(k)		Option does not become effective until underlying company's outstanding common shares
			reach a market capitalization of MXN 15.5 Billion.

	(l)		Strike price is 1 Mexican Peso (MXN).

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		AUD	Australian Dollar
		BRL	Brazilian Real
		EURO	Euro
		GBP	British Pound Sterling
		GHS	Ghanaian Cedi
		IDR	Indonesian Rupiah
		INR	Indian Rupee
		JPY	Japanese Yen
		MXN	Mexican Peso
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		RON	Romanian New Leu
		RUB	Russian Ruble

	CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Unrealized Appreciation
	16,060,000	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	6/20/21	$ 946,910

	CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)
	10,480,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	1.00%	BBB	12/20/19	$ (382,004)	$ (5,108)
	2,795,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	1.00%	BBB	12/20/19	$ (104,710)	$ 1,468
							$ (486,714)	$ (3,640)

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of December 31, 2016, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$ -	$ 57,759,819	$ -	$ 57,759,819
	Preferred Stocks
	Transportation
	Air Freight & Logistics	-	520,526	-	520,526
	Insurance
	Reinsurance	-	-	-	-
	Real Estate
	Diversified REIT	-	3,989,375	-	3,989,375
	All Other Preferred Stocks	3,220,415	-	-	3,220,415
	Convertible Preferred Stocks	49,897,207	-	-	49,897,207
	Common Stocks
	Energy
	Oil & Gas Exploration & Production	801,040	1,243,512	-	2,044,552
	Capital Goods
	Construction & Engineering	-	775,066	-	775,066
	Industrial Machinery	-	-	1,858	1,858
	Transportation
	Air Freight & Logistics	-	122,900	-	122,900
	Consumer Services
	Education Services	-	1,450,992	-	1,450,992
	Insurance
	Life & Health Insurance	-	-	-	-
	Retailing
	Computer & Electronics Retail	-	-	108,202	108,202
	All Other Common Stocks	55,805	-	-	55,805
	Asset Backed Securities	-	241,037,758	-	241,037,758
	Collateralized Mortgage Obligations	-	767,581,268	-	767,581,268
	Corporate Bonds
	Diversified Financials
	Other Diversified Financial Services	-	74,670,712	10,920,757	85,591,469
	Insurance
	Reinsurance	-	111,557,640	168,352,789	279,910,429
	All Other Corporate Bonds	-	2,289,523,672	-	2,289,523,672
	U.S. Government Agency Obligations	-	1,464,195,730	-	1,464,195,730
	Foreign Government Bonds	-	251,626,671	-	251,626,671
	Municipal Bonds	-	137,098,667	-	137,098,667
	Senior Floating Rate Loan Interests	-	569,593,078	-	569,593,078
	Repurchase Agreements	-	60,670,000	-	60,670,000
	Certificate of Deposit	-	15,616,952	-	15,616,952
	Total	$ 53,974,467	$ 6,049,034,338	$ 179,383,606	$6,282,392,411

	Other Financial Instruments
	Unrealized appreciation on centrally cleared swap contracts	$ -	$ 946,910	$ -	$ 946,910
	Unrealized appreciation on swap contracts	-	1,468	-	1,468
	Unrealized depreciation on swap contracts	-	(5,108)	-	(5,108)
	Unrealized appreciation on futures contracts	1,419,281	-	-	1,419,281
	Unrealized depreciation on futures contracts	(2,424,358)	-	-	(2,424,358)
	Unrealized appreciation on forward foreign currency contracts	-	2,316,515	-	2,316,515
	Unrealized depreciation on forward foreign currency contracts	-	(2,023,668)	-	(2,023,668)
	Total Other Financial Instruments	$ (1,005,077)	$ 1,236,117	$ -	$ 231,040

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
		Common Stocks	Corporate Bonds	Senior Floating Rate Notes	Total
	Balance as of 9/30/16	$ 601,165	$ 181,161,243	$ 484,461	$ 182,246,869
	Realized gain (loss)	152,947	23,163	-	176,110
	Change in unrealized appreciation (depreciation)1	(439,435)	344,745	(77,514)	(172,204)
	Purchases	-	7,862,000	-	7,862,000
	Sales	(204,617)	(10,117,605)	-	(10,322,222)
	Transfers in to Level 3*	-	-	-	-
	Transfers out of Level 3*	-	-	(406,947)	(406,947)
	Transfers in and out of Level 3 activity	-	-	-	-
	Balance as of 12/31/16	$ 110,060	$ 179,273,546	$ -	$ 179,383,606

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2016, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 12/31/16	$ 566,212

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date February 24, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date February 24, 2017

* Print the name and title of each signing officer under his or her signature.